SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Federal Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a nationally diversified portfolio consisting of municipal securities.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report for Franklin Federal Tax-Free Income Fund covers the period ended October 31, 2001. During the six months under review, the U.S. economy's slowdown worsened as gross domestic product grew at just 0.3% annualized in second quarter 2001 before contracting at a 1.1% annualized rate during the third quarter, the slowest rate since first quarter 1991. The downturn resulted largely from significant corporate spending cuts, sharply rising unemployment and slowing retail sales. Business investment and consumer confidence also reached multi-year lows during this time.

Since the beginning of 2001, the Federal Reserve Board (the Fed) has cut interest rates aggressively, seeking to lower borrowing costs and stimulate growth. Lower interest rates seemed to help prop up automobile and home sales throughout the summer months, although the economy continued to slow. The September 11 terrorist attacks on New York and


1. These dividends are generally subject to state and local income taxes, if any. For investors subject to federal or state alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.
    The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 13.


CONTENTS



Shareholder Letter .............     1

Performance Summary ............     8

Financial Highlights &
Statement of Investments .......    10

Financial Statements ...........    48

Notes to
Financial Statements ...........    50


FUND CATEGORY
[PYRAMID GRAPHIC]

Washington, D.C., temporarily crippled the nation's financial center and set in motion a series of economic events that many believe pushed the domestic, and perhaps the world's, economy into contraction. The fallout from the tragedy, which rapidly began spreading across the globe, prompted the Fed to act forcefully during the period by slashing the federal funds target rate 200 basis points (2.0%) to 2.5%, the lowest target rate since 1962, with more monetary easing likely for the remainder of 2001. The federal government enacted its own monetary stimulus program through a $30 billion individual tax-rebate plan and a $70 billion stimulus package aimed at preventing a prolonged economic downturn.

BOND MARKET OVERVIEW

The municipal bond market ended the semiannual period on a firm note as interest rates declined and investors sought refuge from the volatile stock market. Short-term Treasury yields responded most to the Fed's interest rate reductions, and as of October 31, 2001, the 10-, 5- and 2-year Treasuries yielded 4.30%, 3.66% and 2.44%, all down substantially from a year earlier. The yield on the 30-year Treasury bond changed very little for most of the period, resulting in a steeper yield curve. Seeking to manage debt costs, on October 31, 2001, the federal government announced that it will no longer issue 30-year Treasuries. Consequently, 30-year Treasury bond prices rose dramatically. Bond prices and yields move in opposite directions, so 30-year yields fell to 4.89% at period-end, creating a flatter yield curve.

Municipal bond yields generally followed Treasuries and declined across the yield curve. During the six-month reporting period, the Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of municipal bond market performance, dropped from a yield of 5.49% at the beginning of the period to 5.20% at the end.(2)

Long-term municipal bonds, as measured by the Bond Buyer 40, yielded as much as 106.7% of a comparable-maturity Treasury bond's yield during the period. Historically, this ratio is about 91%.(2) Since municipals are tax-exempt, they generally yield less than Treasuries, which are subject to federal income tax. When municipal bonds are yielding approximately the same as Treasuries, investors are able to take advantage of the tax exemption at little extra cost. Depending on your federal and state tax rates, a taxable investment of comparable credit quality would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment.

Looking forward, our outlook for the municipal bond market remains positive. State and local governments entered the current economic slowdown in solid fiscal shape. Many recorded budget surpluses and built up rainy day funds over the past few years. However, due to revenue declines at state and local levels, we may see the independent rating agencies downgrade municipal issuers. Although the near-term effects of September 11's tragic events are negative, we believe that the Fed's and government's stimulus efforts should help the U.S. economy recover.


2. Source: The Bond Buyer, 11/1/01. The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been about 29-30 years. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

WHAT DOES "TAXABLE EQUIVALENT" MEAN FOR YOU?

For yield and distribution rate, the taxable equivalent is the amount a taxable investment would have to earn to match a tax-free investment such as municipal bonds.* You can find your Fund's taxable equivalent distribution rate and yield in the Performance Summary.


* For investors subject to federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments
10/31/01

[PIE CHART]

AAA                                46.2%
AA                                 16.5%
A                                  14.8%
BBB                                19.3%
Below Investment Grade              3.2%

*Quality breakdown may include internal ratings for bonds not rated by and independent rating agency.



We expect demand for municipal bonds to remain strong as investors seek to diversify into relatively safer assets by increasing the fixed income portion of their portfolios. Perhaps most importantly, we believe municipal bonds will remain desirable due to the tax efficiencies they offer. Predicting market cycles is very difficult, even for professional economists -- which is why we recommend investing for the long term. It is important to remember that over time, the tax-free income from municipal bonds will ultimately drive the Fund's total return performance. Overall, we believe our professionally managed portfolio can provide investors with high credit quality and valuable tax-free income for the long term.

PORTFOLIO NOTES

Franklin Federal Tax-Free Income Fund posted strong returns during the period under review as interest rates declined. The value of the portfolio's bonds increased and as a result, the Fund's Class A share price, as measured by net asset value, rose to $12.04 on October 31, 2001, from $11.77 on April 30, 2001. Also, income was consistent throughout the period with the monthly dividend remaining at 5.22 cents per share. The share price increase contributed 46% to the Fund's total return while income contributed 54%.

During the review period, we continued to purchase higher quality bonds, typically rated AAA and AA. Such securities represented 62.7% of the Fund's total long-term investments on October 31, 2001, up from 60.4% on April 30, 2001. Although these bonds offered less income than lower-rated securities, our analysts were not satisfied with the BBB sector's credit quality and prices. We spread our purchases geographically in such states as California, Michigan, North Carolina, Washington, Minnesota and Florida. In addition, we focused on leases, water and sewer, and state general obligation bonds. These essential

DIVIDEND DISTRIBUTIONS
5/1/01 - 10/31/01

                                             DIVIDEND PER SHARE
                             ---------------------------------------------------
MONTH                        CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
May                         5.22 cents           4.66 cents           4.66 cents

June                        5.22 cents           4.71 cents           4.69 cents

July                        5.22 cents           4.71 cents           4.69 cents

August                      5.22 cents           4.71 cents           4.69 cents

September                   5.22 cents           4.65 cents           4.67 cents

October                     5.22 cents           4.65 cents           4.67 cents
--------------------------------------------------------------------------------
TOTAL                      31.32 CENTS          28.09 CENTS          28.07 CENTS


services sectors provided the greatest relative value in the municipal bond market, in our opinion.

The Fund suffered minimally from its exposure to New York City general obligation bonds. Immediately following the September 11 terrorist acts, New York City debt experienced slight underperformance but returned to normal by the end of September. As of October 31, 2001, we were very comfortable with our position in New York City general obligation bonds, which represented 7.0% of total long-term investments. New York City ended its fiscal year on June 30, 2001, in excellent financial shape with an estimated budget surplus of $2.9 billion. Although the total costs to New York City associated with the tragic events of September 11 are still unknown, we expect federal emergency aid to provide significant financial relief to the city.

On the other hand, the Fund experienced a greater impact from its exposure to airline-backed securities. The airline sector underperformed all other sectors in September and prices are stabilizing at lower levels. All major rating agencies downgraded airline bonds to the BB level. The Federal Aviation Bill, passed in late September, will provide $5 billion cash grants

PORTFOLIO BREAKDOWN
10/31/01

                                                                     % OF TOTAL
                                                                      LONG-TERM
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Utilities                                                                  21.4%

Transportation                                                             14.5%

Prerefunded                                                                12.9%

Hospital & Health Care                                                     11.4%

General Obligation                                                         10.9%

Housing                                                                     8.9%

Corporate-Backed                                                            7.5%

Subject to Government
Appropriations                                                              6.1%

Tax-Supported                                                               2.4%

Other Revenue                                                               2.4%

Higher Education                                                            1.6%


and $10 billion loan guarantees to airlines, which should help them maintain liquidity through this difficult time. However, the sector's long-term health depends more on passenger traffic. It will take time and renewed confidence for passenger traffic, although up from mid-September lows, to return to normal levels. At period-end, we felt comfortable with our airline sector holdings, which represented 2.0% of total long-term investments. Our exposure was split among the three largest carriers, American Airlines, Delta Airlines and United Airlines.

Keep in mind that your Fund combines the advantage of high credit quality and tax-free yields.(1) The Performance Summary beginning on page 8 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.98%, based on an annualization of October's 5.22 cent ($0.0522) per share dividend and the maximum offering price of $12.57 on October 31, 2001. An investor in the maximum federal income tax bracket of 39.1% would need to earn 8.18% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and their taxable equivalents for Class B and C shares.

Looking forward, we do not expect the municipal bond market to experience the same dramatic moves as we saw in the Treasury market at period-end. The municipal bond market will continue to issue long-term debt, whereas the Treasury has suspended 30-year issuance. The Treasury market is global, and major purchasers are institutions. The municipal bond market is strictly a domestic market driven by retail buyers, including mutual funds. Although long-term municipal and Treasury bonds follow similar trends, historically municipal bonds are much less volatile.

Municipal securities should remain excellent providers of tax-free income, with relatively low risk amid varying interest rate cycles. Although we cannot predict interest rate cycles, we will continue to focus on providing shareholders with high credit quality, broad portfolio diversification and attractive, monthly tax-free income through our disciplined management approach.

Thank you for investing in Franklin Federal Tax-Free Income Fund. We welcome your comments and look forward to serving you in the future.

Sincerely,

/s/ Charles B. Johnson
Charles B. Johnson
Chairman
Franklin Federal Tax-Free Income Fund


/s/ Sheila Amoroso
Sheila Amoroso


/s/ Rafael R. Costas Jr.
Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors
Franklin Municipal Bond Department

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any state, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 10/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                  CHANGE         10/31/01        4/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$0.27           $12.04         $11.77
DISTRIBUTIONS (5/1/01 - 10/31/01)
Dividend Income                         $0.3132

CLASS B                                  CHANGE          10/31/01        4/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$0.26           $12.03         $11.77
DISTRIBUTIONS (5/1/01 - 10/31/01)
Dividend Income                         $0.2809

CLASS C                                  CHANGE          10/31/01        4/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$0.26           $12.03         $11.77
DISTRIBUTIONS (5/1/01 - 10/31/01)
Dividend Income                         $0.2807

PERFORMANCE

CLASS A                                    6-MONTH    1-YEAR   5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                  +5.02%    +8.95%   +33.01%   +90.29%

Average Annual Total Return(2)              +0.58%    +4.30%    +4.96%    +6.18%

Avg. Ann. Total Return (9/30/01)(3)                   +4.24%    +4.97%    +6.14%

Distribution Rate(4)                             4.98%

Taxable Equivalent Distribution Rate(5)          8.18%

30-Day Standardized Yield(6)                     4.02%

Taxable Equivalent Yield(5)                      6.60%

                                                                       INCEPTION
CLASS B                                        6-MONTH       1-YEAR     (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      +4.65%       +8.36%      +11.91%

Average Annual Total Return(2)                  +0.65%       +4.36%       +3.09%

Avg. Ann. Total Return (9/30/01)(3)                          +4.32%       +2.85%

Distribution Rate(4)                                 4.64%

Taxable Equivalent Distribution Rate(5)              7.62%

30-Day Standardized Yield(6)                         3.64%

Taxable Equivalent Yield(5)                          5.98%

                                                                       INCEPTION
CLASS C                                 6-MONTH     1-YEAR    5-YEAR    (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               +4.65%     +8.36%    +29.20%    +43.46%

Average Annual Total Return(2)           +2.60%     +6.26%     +5.05%     +5.54%

Avg. Ann. Total Return (9/30/01)(3)                 +6.22%     +5.06%     +5.47%

Distribution Rate(4)                          4.61%

Taxable Equivalent Distribution Rate(5)       7.57%

30-Day Standardized Yield(6)                  3.61%

Taxable Equivalent Yield(5)                   5.93%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's October dividend and the maximum offering price (NAV for Class B) per share on 10/31/01.

5. Taxable equivalent distribution rate and yield assume the 2001 maximum federal income tax rate of 39.1%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/01.

--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights


                                                                                       CLASS A
                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                        YEAR ENDED APRIL 30,
                                                  OCTOBER 31, 2001  ----------------------------------------------------------------
                                                    (UNAUDITED)        2001         2000          1999         1998          1997
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $11.77           $11.41       $12.31        $12.25       $11.90        $11.83
                                                  ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ......................         .31              .65          .66           .67          .69           .71
 Net realized and unrealized gains (losses) ....         .27              .36         (.89)          .06          .35           .07
                                                  ----------------------------------------------------------------------------------
Total from investment operations ...............         .58             1.01         (.23)          .73         1.04           .78
                                                  ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income .........................        (.31)            (.65)        (.66)         (.67)        (.69)         (.71)
 Net realized gains ............................          --               --         (.01)           --           --            --
                                                  ----------------------------------------------------------------------------------
Total distributions ............................        (.31)            (.65)        (.67)         (.67)        (.69)         (.71)
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period .................      $12.04           $11.77       $11.41        $12.31       $12.25        $11.90
                                                  ----------------------------------------------------------------------------------
Total return(b) ................................        5.02%            9.07%       (1.87)%        6.10%        8.92%         6.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............   $6,739,889       $6,431,800   $6,321,014    $7,170,226   $7,022,961    $6,905,488
Ratios to average net assets:
 Expenses ......................................         .61%(c)          .60%         .60%          .60%         .59%          .58%
 Net investment income .........................        5.22%(c)         5.54%        5.64%         5.41%        5.70%         6.00%
Portfolio turnover rate ........................        4.25%            9.79%       16.63%         9.90%       14.54%        16.43%


(a) Based on average shares outstanding effective year ended April 30, 1999.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c) Annualized

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights (continued)

                                                                                               CLASS B
                                                               ---------------------------------------------------------------------
                                                               SIX MONTHS ENDED                    YEAR ENDED APRIL 30,
                                                               OCTOBER 31, 2001       ----------------------------------------------
                                                                  (UNAUDITED)           2001              2000              1999(d)
                                                               ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................         $11.77              $11.41           $12.30            $12.39
                                                               ---------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ................................            .28                 .58              .59               .23
 Net realized and unrealized gains (losses) ..............            .26                 .37             (.88)             (.11)
                                                               ---------------------------------------------------------------------
Total from investment operations .........................            .54                 .95             (.29)              .12
                                                               ---------------------------------------------------------------------
Less distributions from:
 Net investment income ...................................           (.28)               (.59)            (.59)             (.21)
 Net realized gains ......................................             --                  --             (.01)               --
                                                               ---------------------------------------------------------------------
Total distributions ......................................           (.28)               (.59)            (.60)             (.21)
                                                               ---------------------------------------------------------------------
Net asset value, end of period ...........................         $12.03              $11.77           $11.41            $12.30
                                                               =====================================================================

Total return(b) ..........................................           4.65%               8.47%           (2.35)%             .96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................        $180,607            $120,639          $66,158           $27,988
Ratios to average net assets:
 Expenses ................................................           1.18%(c)            1.16%            1.17%             1.17%(c)
 Net investment income ...................................           4.64%(c)            4.96%            5.10%             4.86%(c)
Portfolio turnover rate ..................................           4.25%               9.79%           16.63%             9.90%

(a) Based on average shares outstanding.
(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(c) Annualized
(d) For the period January 1, 1999 (effective date) to April 30, 1999.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights (continued)

                                                                                       CLASS C
                                                   ---------------------------------------------------------------------------------
                                                       SIX
                                                      MONTHS
                                                       ENDED
                                                      OCTOBER                            YEAR ENDED APRIL 30,
                                                     31, 2001     ------------------------------------------------------------------
                                                    (UNAUDITED)      2001        2000           1999            1998          1997
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......          $11.77         $11.41       $12.31         $12.24          $11.90       $11.82
                                                   ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .................             .28            .58          .59            .60             .63          .66
 Net realized and unrealized gains (losses)             .26            .36         (.89)           .07             .33          .06
                                                   ---------------------------------------------------------------------------------
Total from investment operations ..........             .54            .94         (.30)           .67             .96          .72
                                                   ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income ....................            (.28)          (.58)        (.59)          (.60)           (.62)        (.64)
 Net realized gains .......................              --             --         (.01)            --              --           --
                                                   ---------------------------------------------------------------------------------
Total distributions .......................            (.28)          (.58)        (.60)          (.60)           (.62)        (.64)
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ............          $12.03         $11.77       $11.41         $12.31          $12.24       $11.90
                                                   =================================================================================

Total return(b) ...........................            4.65%          8.46%       (2.43)%         5.58%           8.22%        6.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........        $291,132       $242,255     $200,120       $212,474        $135,195      $71,944
Ratios to average net assets:
 Expenses .................................            1.18%(c)       1.16%        1.17%          1.17%           1.17%        1.16%
 Net investment income ....................            4.65%(c)       4.97%        5.07%          4.83%           5.12%        5.42%
Portfolio turnover rate ...................            4.25%          9.79%       16.63%          9.90%          14.54%       16.43%


(a) Based on average shares outstanding effective year ended April 30, 1999.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c) Annualized


12                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.2%
BONDS 93.2%
ALABAMA .9%
Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 .............................       $ 3,690,000         $ 3,815,165
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured,
   5.125%, 6/01/28 .......................................................................         7,000,000           7,031,080
Courtland IDB,
    PCR, Champion International Corp. Project, Refunding, 6.15%, 6/01/19 .................         5,000,000           5,137,050
    Solid Waste Disposal Revenue, Champion International Corp. Project, Refunding,
     6.00%, 8/01/29 ......................................................................        12,000,000          12,255,960
Courtland IDBR,
    Champion International Corp., Refunding, Series A, 7.20%, 12/01/13 ...................        12,000,000          12,549,240
    Solid Waste Disposal Revenue, Champion International Corp. Project,
     Refunding, Series A, 6.70%, 11/01/29 ................................................         4,000,000           4,276,680
Fairfield IDB, Environmental Improvement Revenue, USX Corp. Project,
     Refunding, 5.45%, 9/01/14 ...........................................................         1,445,000           1,435,665
Jefferson County Sewer Revenue, Capital Improvement wts., Series A,
     FGIC Insured, 5.375%, 2/01/36 .......................................................         9,700,000           9,922,518
Mcintosh IDB, Environmental Improvement Revenue, CIBA Specialty,
     Refunding, Series C, 5.375%, 6/01/28 ................................................         3,750,000           3,766,463
University of Alabama, University Revenues Hospital, Series A,
     MBIA Insured, 5.875%, 9/01/31 .......................................................         5,000,000           5,355,950
                                                                                                                     -----------
                                                                                                                      65,545,771
                                                                                                                     -----------
ALASKA .9%
Alaska Industrial Development and Export Authority Revenue, Revolving Fund,
     Series A, 7.95%, 4/01/10 ............................................................         1,775,000           1,804,217
Alaska State HFC,
    Collateralized Home Mortgage, Series A-1, 6.75%, 12/01/32 ............................         1,450,000           1,489,179
    Series A, Pre-Refunded, 6.60%, 12/01/23 ..............................................         8,000,000           8,501,360
    Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 .............................        15,420,000          16,193,159
Alaska State HFC Revenue, Refunding, Series A, MBIA Insured,
    6.00%, 12/01/15 ......................................................................         2,460,000           2,607,920
    6.10%, 12/01/37 ......................................................................        29,000,000          30,283,250
Anchorage Parking Authority Revenue, 5th Avenue Garage Lease Project,
    Pre-Refunded, 6.75%, 12/01/08 ........................................................         3,500,000           3,743,950
    Refunding, ETM, 6.50%, 12/01/02 ......................................................         1,725,000           1,739,318
                                                                                                                     -----------
                                                                                                                      66,362,353
                                                                                                                     -----------
ARIZONA 1.0%
Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 .................................         3,340,000           1,845,150
Maricopa County IDA,
    Health Facilities Revenue, Catholic Healthcare West Project, Refunding,
     Series A, 5.00%, 7/01/16 ............................................................        23,000,000          21,124,580
    Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 .....................        20,000,000          20,205,000
Mesa IDAR, Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 ...............        22,500,000          23,998,275
Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A,
    FSA Insured, 5.00%, 7/01/25 ..........................................................         6,000,000           6,028,920
                                                                                                                     -----------
                                                                                                                      73,201,925
                                                                                                                     -----------
ARKANSAS 1.4%
Arkansas GO, Waste Disposal and Pollution, Refunding, Series B, 6.25%, 7/01/20 ...........           130,000             133,102
Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%, 1/01/23           435,000             450,721
Arkansas State Development Finance Authority Revenue, White River Medical Center Project,
     5.60%, 6/01/24 ......................................................................         1,200,000           1,184,808
Arkansas State Development Finance Authority SFMR, MBS Program,
    Series B, 6.10%, 1/01/29 .............................................................           860,000             893,712
    Series D, 6.85%, 1/01/27 .............................................................            75,000              79,586
Arkansas State Development Finance Authority Wastewater System Revenue,
    Revolving Loan Fund, Series A,  5.85%, 12/01/19 ......................................         1,000,000           1,125,510

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ARKANSAS (CONT.)
 Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B,
     6.25%, 6/01/10 ......................................................................       $   500,000         $   537,485
     5.60%, 6/01/14 ......................................................................           325,000             338,549
 Blytheville Solid Waste Recycling and Sewage Treatment Revenue, Nucor Corp. .............
     Project, 6.375%, 1/01/23 ............................................................           100,000             103,566
 Camden Environmental Improvement Revenue, International Paper Co. .......................
     Project, Series A, 7.625%, 11/01/18 .................................................           250,000             272,033
 Desha County Residential Housing Facilities Board SFMR,
     Refunding, 7.50%, 4/01/11 ...........................................................         1,160,000           1,213,279
 Fort Smith Water and Sewer Revenue, Refunding and Construction,
     MBIA Insured, 6.00%, 10/01/12 .......................................................           130,000             140,066
 Fouke School District No. 15 GO, Refunding and Construction, MBIA Insured,
     Pre-Refunded, 6.60%, 4/01/19 ........................................................           130,000             142,364
 Jefferson County PCR,
     Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 .....................         1,865,000           1,938,220
     Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ...........................         7,900,000           7,952,219
 Jonesboro City Water and Light Plant Public Utilities System Revenue,
     Refunding, AMBAC Insured,  5.25%, 12/01/13 ..........................................           200,000             204,278
 Little River County Revenue, Georgia-Pacific Corp. Project, Refunding,
     5.60%, 10/01/26 .....................................................................        12,150,000          11,753,546
 Little Rock Municipal Airport Revenue, Refunding, MBIA Insured, 6.00%, 11/01/14 .........           130,000             134,029
 Pine Bluff Environmental Improvement Revenue, International Paper Co. ...................
     Project, Series B, 5.55%, 11/01/22 ..................................................           500,000             501,595
 Pope County PCR,
     Arkansas Power and Light Co. Project, Refunding, 6.30%, 11/01/20 ....................        60,500,000          60,803,105
     Power and Light Co. Project, Refunding, 6.30%, 12/01/16 .............................         2,600,000           2,721,160
 Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity,
     St. Vincent's Infirmary, Refunding, MBIA Insured, ETM, 6.05%, 11/01/09 ..............           125,000             145,438
 Pulaski County Public Facilities Board MFR, South Oaks Apartments,
     Refunding, Series A, GNMA Secured,  6.50%, 10/20/29 .................................           600,000             630,750
 Saline County Hospital Revenue, Refunding, Connie Lee Insured, 6.00%, 9/01/19 ...........           700,000             766,122
 Saline County Retirement Housing and Healthcare Facilities Board Revenue,
     Refunding, AMBAC Insured,  5.80%, 6/01/11 ...........................................           195,000             210,159
 University of Central Arkansas Academic Facilities Revenue,
     Series B, AMBAC Insured, 5.875%, 4/01/16 ............................................           250,000             272,103
     Series C, AMBAC Insured, 6.00%, 4/01/21 .............................................         1,000,000           1,094,680
 University of Central Arkansas Athletic Facilities Revenue, Series C,
     AMBAC Insured,
     6.00%, 4/01/21 ......................................................................         1,000,000           1,094,680
     6.125%, 4/01/26 .....................................................................         1,200,000           1,317,048
 University of Central Arkansas Housing System Revenue, Refunding, Series A,
     AMBAC Insured, 6.00%, 4/01/21 .......................................................         1,000,000           1,094,680
                                                                                                                     -----------
                                                                                                                      99,248,593
                                                                                                                     -----------
CALIFORNIA 4.3%
Alhambra COP, Clubhouse Facility Project, 11.25%,
     1/01/08 .............................................................................           410,000             415,310
     1/01/09 .............................................................................           455,000             460,892
     1/01/10 .............................................................................           500,000             506,600
 Burbank RDA, Tax Allocation, Refunding, Series A, 6.25%, 12/01/24 .......................         5,070,000           5,319,444
 California Educational Facilities Authority Revenue,
     National University, Connie Lee Insured, 6.00%, 5/01/09 .............................         3,580,000           3,902,200
     Pooled College and University Projects, Series B, 6.00%, 12/01/20 ...................         6,025,000           6,353,061
 California Health Facilities Financing Authority Revenue, St. Francis
     Medical Center, Refunding, Series H, AMBAC Insured, 6.30%, 10/01/15 .................         2,800,000           3,155,712

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CALIFORNIA (CONT.)
 California State GO,
     5.90%, 5/01/08 ......................................................................       $   235,000        $    253,111
     6.00%, 5/01/18 ......................................................................           535,000             580,448
     6.00%, 5/01/20 ......................................................................           850,000             924,783
     5.90%, 4/01/23 ......................................................................         1,200,000           1,264,704
     Refunding, 5.125%, 6/01/25 ..........................................................        25,000,000          25,027,000
     Refunding, 5.125%, 6/01/31 ..........................................................        25,000,000          25,008,250
     Veterans Bonds, Series BD, BE, and BF, 6.55%, 2/01/25 ...............................         7,840,000           7,874,731
 Chino USD, COP, Refunding, FSA Insured, 5.90%, 9/01/15 ..................................         8,240,000           9,063,753
 Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%,
     7/01/10 .............................................................................           920,000           1,023,739
 Foothill/Eastern Corridor Agency Toll Road Revenue,
     Refunding, MBIA Insured, 5.75%, 1/15/40 .............................................        20,000,000          20,668,200
     senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 .................................        59,240,000          69,350,491
 Forty-Niner Shops Inc. Auxiliary Organization, California State Long Beach Project,
     Pre-Refunded, 6.875%,
     4/01/07 .............................................................................         1,090,000           1,133,033
     4/01/12 .............................................................................         1,565,000           1,626,786
 Los Angeles CRDA, Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%, 1/01/27 ...         3,180,000           3,350,957
 Los Angeles Regional Airports Improvement Corp. Lease Revenue,
     Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 .............        18,500,000          15,367,210
     United Airlines, International Airport, Refunding, 6.875%, 11/15/12 .................         8,400,000           6,669,516
 Metropolitan Water District Revenue, Southern California Waterworks,
     Series A, 5.00%, 7/01/26 ............................................................        26,420,000          26,704,015
 Pomona PFA, Revenue, Series Q, MBIA Insured, 5.90%, 12/01/25 ............................         4,000,000           4,339,920
 San Francisco City and County RDA, Lease Revenue, George R. Moscone Center,
     FSA Insured, 6.75%, 7/01/24 .........................................................         7,075,000           7,887,422
 San Francisco City and County Redevelopment Financing Authority Tax Allocation
     Revenue, Redevelopment Projects, Pre-Refunded, 6.50%, 8/01/22 .......................        12,680,000          14,449,874
 San Francisco City and County Sewer Revenue, Series A, FGIC Insured,
     5.90%, 10/01/20 .....................................................................        10,380,000          11,079,197
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
     5.00%, 1/01/33 ......................................................................         5,000,000           4,692,550
     Pre-Refunded, 7.00%, 1/01/30 ........................................................        16,785,000          18,070,395
 University of California Revenues, Research Facilities, Series B,
     Pre-Refunded, 6.55%, 9/01/24 ........................................................        11,780,000          12,965,657
 Windsor RDAR, Tax Allocation, Windsor Project, 7.00%, 9/01/24 ...........................         2,405,000           2,580,325
                                                                                                                     -----------
                                                                                                                     312,069,286
                                                                                                                     -----------
 COLORADO 3.4%
 Colorado Health Facilities Authority Revenue,
     Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ..............................         3,035,000           2,908,987
     Kaiser Permanente, Series A, 5.35%, 11/01/16 ........................................        13,250,000          13,441,463
     Kaiser Permanente, Series B, 5.35%, 8/01/15 .........................................        20,200,000          20,633,492
 Colorado Public Highway Authority Revenue, Highway E-470, Refunding,
     Senior Series A, MBIA Insured, 5.00%, 9/01/21 .......................................        12,715,000          12,812,397
 Denver City and County Airport Revenue,
     Refunding, Series E, MBIA Insured, 5.25%, 11/15/23 ..................................        43,000,000          43,731,430
     Series A, 8.875%, 11/15/12 ..........................................................        12,130,000          12,394,677
     Series A, 7.50%, 11/15/23 ...........................................................        13,590,000          14,851,832
     Series A, 8.00%, 11/15/25 ...........................................................         1,480,000           1,482,353
     Series A, Pre-Refunded, 7.50%, 11/15/12 .............................................        11,200,000          12,051,312

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 COLORADO (CONT.)
 Denver City and County Airport Revenue, (cont.)
     Series A, Pre-Refunded, 8.875%, 11/15/12 ............................................       $ 4,515,000       $   4,613,608
     Series A, Pre-Refunded, 7.50%, 11/15/23 .............................................         2,930,000           3,391,182
     Series A, Pre-Refunded, 7.25%, 11/15/25 .............................................        24,525,000          26,327,097
     Series A, Pre-Refunded, 8.00%, 11/15/25 .............................................           520,000             520,837
     Series B, 7.25%, 11/15/23 ...........................................................         2,120,000           2,220,785
     Series B, Pre-Refunded, 7.25%, 11/15/23 .............................................           530,000             568,091
     Series D, 7.75%, 11/15/21 ...........................................................         8,950,000           9,142,694
     Series D, 7.00%, 11/15/25 ...........................................................         7,835,000           7,845,421
     Series D, Pre-Refunded, 7.75%, 11/15/21 .............................................         2,510,000           2,564,065
 Denver City and County Special Facilities Airport Revenue, United Airlines Inc. .........
      Project, Series A, 6.875%, 10/01/32 ................................................        47,980,000          32,894,608
 Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 .........        11,400,000          12,037,716
 University of Colorado Hospital Authority Revenue, Series A, AMBAC
     Insured, 5.00%, 11/15/29 ............................................................        11,000,000          10,917,830
                                                                                                                    ------------
                                                                                                                     247,351,877
                                                                                                                    ------------
 CONNECTICUT
 Meriden Housing Authority MFR, Connecticut Baptist Housing Project,
     GNMA Secured, 5.80%, 8/20/39 ........................................................         2,780,000         2,957,21253
                                                                                                                    ------------
 DELAWARE
 Delaware State EDA Revenue, Water Development, Wilmington, Refunding,
     Series B, 6.45%, 12/01/07 ...........................................................         1,160,000           1,334,754
 Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 ..............         2,000,000           2,180,820
                                                                                                                    ------------
                                                                                                                       3,515,574
                                                                                                                    ------------
 FLORIDA 2.7%
 Bay County Resource Recovery Revenue,
     Series A, MBIA Insured, Pre-Refunded, 6.50%, 7/01/07 ................................         2,100,000           2,203,614
     Series B, MBIA Insured, Pre-Refunded, 6.50%, 7/01/07 ................................        11,020,000          11,563,727
 Broward County School Board COP, Series A, FSA Insured, 5.25%, 7/01/24 ..................        25,000,000          25,613,500
 Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured,
     6.00%, 9/01/26 ......................................................................           695,000             759,468
 Escambia County Health Facilities Authority Revenue, Ascension Health Credit,
     Refunding, Series A-2, AMBAC Insured, 5.75%, 11/15/29 ...............................        10,000,000          10,734,700
 Florida State Board of Education Capital Outlay, Public Education,
     Refunding, Series 1992, 6.40%, 6/01/19 ..............................................        22,475,000          23,197,571
 Florida State Board of Education Capital Outlay GO, Public Education,
     Refunding, Series D,
     5.75%, 6/01/22 ......................................................................        10,000,000          10,881,800
     6.00%, 6/01/23 ......................................................................        17,500,000          20,301,750
 Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/26 ..........................        20,000,000          20,030,000
 Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 ......................         5,000,000           4,992,050
 Miami-Dade County School Board COP, Series A, MBIA Insured, 5.125%, 5/01/26 .............        17,625,000          17,803,013
 Orlando Utilities Commission Water and Electric Revenue, Refunding,
     5.00%, 10/01/22 .....................................................................         7,500,000           7,537,275
 Palm Beach County School Board COP, Series A, FGIC Insured, 6.00%, 8/01/23 ..............         5,100,000           5,984,850
 St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured, 6.20%,
     10/01/02 ............................................................................           940,000             974,977
     10/01/03 ............................................................................         1,005,000           1,078,425
     10/01/04 ............................................................................         1,065,000           1,171,596
     10/01/05 ............................................................................         1,130,000           1,267,159
     10/01/06 ............................................................................         1,200,000           1,353,288

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured,
     6.20%, (cont.)
     10/01/07 ............................................................................       $ 1,275,000       $   1,436,364
     10/01/08 ............................................................................         1,355,000           1,523,819
     10/01/12 ............................................................................         6,300,000           7,042,896
(b)Tampa Bay Water Utility System Revenue, Series B, FGIC Insured, 5.00%,
     10/01/26 ............................................................................        10,000,000           9,999,500
     10/01/31 ............................................................................        10,000,000          10,030,500
                                                                                                                   -------------
                                                                                                                     197,481,842
                                                                                                                   -------------
   GEORGIA 1.2%
   Atlanta Airport Facilities Revenue, Refunding, Series A, FGIC Insured,
     5.50%, 1/01/26 ......................................................................        18,295,000          19,223,288
   Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle,
     1st Series, 5.40%, 5/01/34 ..........................................................        15,705,000          15,885,608
     Refunding, 2nd Series, AMBAC Insured, 5.25%, 5/01/34 ................................         3,250,000           3,283,573
   De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 ...............................        12,000,000          12,278,640
   Fulton County Development Authority Special Facilities Revenue,
     Delta Airlines Inc. Project, Refunding,
     6.85%, 11/01/07 .....................................................................         3,400,000           3,338,052
     6.95%, 11/01/12 .....................................................................         5,500,000           5,015,615
   Georgia Municipal Electric Authority Power Revenue,
     Series B, 6.375%, 1/01/16 ...........................................................        14,000,000          14,605,920
     Series EE, 6.40%, 1/01/23 ...........................................................         6,325,000           6,883,371
   Georgia State HFAR, Homeownership Opportunity Program, Series C, 6.60%, 12/01/23 ......         2,415,000           2,498,994
                                                                                                                   -------------
                                                                                                                      83,013,061
                                                                                                                   -------------
   HAWAII 1.3%
   Hawaii State Airports System Revenue,
     Refunding, Third Series 1994, AMBAC Insured, 5.75%, 7/01/09 .........................           300,000             328,791
     Second Series, 6.90%, 7/01/12 .......................................................           500,000             603,225
     Second Series 1992, MBIA Insured, 6.90%, 7/01/12 ....................................           400,000             482,580
   Hawaii State Department of Budget and Finance Special Purpose Mortgage Revenue,
     Hawaiian Electric Co., Series A, MBIA Insured, 6.60%, 1/01/25 .......................         1,950,000           2,121,425
     Hawaiian Electric Co. and Subsidiaries, MBIA Insured, 6.55%, 12/01/22 ...............         3,425,000           3,629,164
     Kaiser Permanente, Refunding, Series A, 6.25%, 3/01/21 ..............................         1,000,000           1,020,760
     Kapiolani Health Care System, Refunding, 6.40%, 7/01/13 .............................           600,000             623,808
     Kapiolani Health Care System, Refunding, 6.00%, 7/01/19 .............................         2,725,000           2,781,081
     St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 .................         1,100,000           1,149,654
     Wahiawa General Hospital Project, 7.50%, 7/01/12 ....................................           820,000             746,585
   Hawaii State Department of Budget and Finance Special Purpose Revenue,
     6.00%, 7/01/11 ......................................................................         1,000,000           1,067,230
     6.20%, 7/01/16 ......................................................................         2,000,000           2,107,700
     Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 .............           500,000             529,435
     Kaiser Permanente, Series A, 5.15%, 3/01/15 .........................................         4,000,000           4,032,120
     Kapiolani Health Obligation, 6.25%, 7/01/21 .........................................         7,350,000           7,690,599
     Queens Health System, Refunding, Series A, 6.05%, 7/01/16 ...........................         1,000,000           1,053,540
     Queens Health System, Refunding, Series A, 6.00%, 7/01/20 ...........................           120,000             125,128
     Queens Health System, Refunding, Series A, 5.75%, 7/01/26 ...........................         7,000,000           7,162,330

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 HAWAII (CONT.)
 Hawaii State Department of Budget and Finance Special Purpose Revenue, (cont.)
     Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 ...................................       $   600,000       $     602,028
     Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 ...................................         2,040,000           1,989,367
     Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 ...................................         2,410,000           2,353,823
 Hawaii State Department of Transportation Special Facilities Revenue,
     Matson Terminals Inc., Refunding, 5.75%, 3/01/13 ....................................            75,000              76,858
 Hawaii State GO,
     Series BW, 6.375%, 3/01/11 ..........................................................           100,000             118,323
     Series CA, 6.00%, 1/01/09 ...........................................................           100,000             113,330
     Series CT, FSA Insured, 5.875%, 9/01/19 .............................................         5,000,000           5,781,100
 Hawaii State Harbor Capital Improvement Revenue,
     Refunding, Series 1994, FGIC Insured, 6.25%, 7/01/15 ................................         1,000,000           1,086,010
     Refunding, Series 1994, FGIC Insured, 6.375%, 7/01/24 ...............................           500,000             543,240
     Series 1992, FGIC Insured, 6.50%, 7/01/19 ...........................................           200,000             208,760
 Hawaii State Housing Finance and Development Corp. Revenue, Affordable Rental
     Housing Program, Series A,
     6.00%, 7/01/15 ......................................................................         1,000,000           1,056,540
     6.05%, 7/01/22 ......................................................................           750,000             784,193
     6.10%, 7/01/30 ......................................................................           235,000             243,368
 Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue,
     Series A, 7.10%, 7/01/24 ............................................................         3,805,000           3,878,589
     Series A, 6.00%, 7/01/26 ............................................................           250,000             257,115
     Series A, FNMA Insured, 5.75%, 7/01/30 ..............................................         2,495,000           2,566,282
     Series B, 7.00%, 7/01/31 ............................................................         7,380,000           7,543,467
 Hawaii State SFMR, HFC,
     Series A, 7.00%, 7/01/11 ............................................................           230,000             235,147
     Series B, 6.90%, 7/01/16 ............................................................           230,000             235,108
 Honolulu City and County GO,
     Refunding, Series 1992, 6.00%, 12/01/14 .............................................           150,000             175,457
     Series C, FGIC Insured, 5.00%, 7/01/20 ..............................................         5,250,000           5,285,648
 Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 .........         1,205,000           1,283,554
 Honolulu City and County Wastewater System Revenue,
     2nd Bond Resolution, Junior Series, FGIC Insured, 5.00%, 7/01/23 ....................        10,000,000           9,973,100
     First Bond Resolution, Series SR, AMBAC Insured, 5.125%, 7/01/31 ....................         8,000,000           8,038,800
 Honolulu City and County Water Supply Board Water System Revenue, 5.80%, 7/01/21 ........         1,785,000           2,008,661
 Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 .....................           220,000             252,234
 Maui County GO,
     6.05%, 9/01/07 ......................................................................            30,000              30,225
     6.10%, 9/01/08 ......................................................................           170,000             171,292
                                                                                                                     -----------
                                                                                                                      94,146,774
                                                                                                                     -----------
 IDAHO .5%
 Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 .....................         1,800,000           1,888,686
 Idaho Housing Agency SFMR, Senior Bond, Series B-1, FGIC Insured,
     7.85%, 7/01/09 ......................................................................           260,000             260,390
     7.90%, 1/01/21 ......................................................................           410,000             410,615
 Power County IDC, Solid Waste Disposal Revenue, FMC Corp. Project, 6.45%, 8/01/32 .......        33,750,000          34,979,850
                                                                                                                     -----------
                                                                                                                      37,539,541
                                                                                                                     -----------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 ILLINOIS 6.0%
 Bryant PCR, Central Illinois Light Co. Project, Refunding,
     Series A, 6.50%, 2/01/18 ............................................................       $ 7,200,000       $   7,360,488
     Series C, 6.50%, 1/01/10 ............................................................         5,000,000           5,161,600
 Chicago Board of Education GO, Chicago School Reform, MBIA Insured,
     6.00%, 12/01/16 .....................................................................         9,700,000          10,836,064
 Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ..............................................        17,000,000          20,526,140
 Chicago Gas Supply Revenue, The Peoples Gas Light, Refunding, Series A,
     6.10%, 6/01/25 ......................................................................        12,000,000          12,651,840
 Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured,
     5.75%, 1/01/23 ......................................................................         8,955,000           9,899,663
 Chicago O'Hare International Airport Special Facilities Revenue,
     American Airlines Inc. Project, 8.20%, 12/01/24 .....................................        11,720,000          11,834,387
 Chicago Sales Tax Revenue, FGIC Insured, 5.375%, 1/01/27 ................................         3,060,000           3,127,657
 Chicago SFMR, Collateralized, Series A, GNMA Secured, 7.25%, 9/01/28 ....................         2,075,000           2,227,533
 Cook County GO, Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 ...........        10,000,000          10,771,400
 Cook County Tinley Park School District No.140, Refunding,
     Series A, AMBAC Insured, 6.00%, 12/01/15 ............................................         8,750,000           9,740,413
 Illinois Development Finance Authority Hospital Revenue,
     Adventist Health System, Sunbelt Obligation, 5.65%, 11/15/24 ........................         6,030,000           5,976,212
     Adventist Health System, Sunbelt Obligation, 5.50%, 11/15/29 ........................        20,000,000          19,253,800
     Sisters of St. Francis Health Services, Refunding,
     MBIA Insured, 5.375%, 11/01/27 ......................................................         5,000,000           5,066,350
 Illinois Development Finance Authority PCR,
     Central Illinois Public Service Co., Refunding, Series A, 6.375%, 1/01/28 ...........        15,200,000          15,533,336
     Commonwealth Edison Co. Project, Refunding, Series 1991, 7.25%, 6/01/11 .............         7,500,000           7,681,125
     Illinois Power Co. Project, Refunding, Series A, 7.375%, 7/01/21 ....................        26,550,000          30,249,743
 Illinois Development Finance Authority Revenue, Provena Health,
     Series A, MBIA Insured, 5.50%, 5/15/21 ..............................................        10,000,000          10,329,500
 Illinois HDA, MF Program,
     Lawndale Redevelopment Project, 7.10%, 12/01/34 .....................................        20,000,000          21,732,800
     Refunding, Series A, 7.10%, 7/01/26 .................................................        12,915,000          13,344,295
     Series 1, 6.625%, 9/01/12 ...........................................................        12,000,000          12,473,400
     Series 1, 6.75%, 9/01/21 ............................................................         7,550,000           7,831,162
     Series C, 7.35%, 7/01/11 ............................................................         2,265,000           2,317,254
 Illinois HDA Revenue, Homeowner Mortgage, Series A-1, 6.85%, 8/01/17 ....................         3,350,000           3,520,984
 Illinois Health Facilities Authority Revenue,
     Children's Memorial Hospital, Series A, AMBAC Insured, 5.75%, 8/15/25 ...............         9,120,000           9,684,254
     Edwards Hospital Project, Pre-Refunded, 7.00%, 2/15/22 ..............................         2,000,000           2,067,240
     Loyola University Health Systems, Refunding, Series A,
     MBIA Insured, 5.625%, 7/01/18 .......................................................         7,090,000           7,408,908
     Loyola University Health Systems, Series A, MBIA Insured,
     ETM, 5.625%, 7/01/18 ................................................................         2,105,000           2,322,889
     Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ..................         2,885,000           2,907,503
     Northwestern Medical Facility Foundation, Refunding,
     MBIA Insured, 5.125%, 11/15/28 ......................................................         7,500,000           7,397,250
     South Suburban Hospital, ETM, 7.00%, 2/15/18 ........................................         4,200,000           5,217,534
     South Suburban Hospital, Pre-Refunded, 7.00%, 2/15/18 ...............................         2,800,000           2,894,136
     Victory Health Services, Series A, 5.75%, 8/15/27 ...................................         8,015,000           8,049,865
 Illinois State COP, Department of Central Management, FSA Insured,
     Pre-Refunded, 6.875%, 7/01/07 .......................................................         2,600,000           2,734,264
 Illinois University Revenues, Auxiliary Facilities, Series A,
     AMBAC Insured, 5.00%, 4/01/30 .......................................................         5,000,000           4,888,500
 Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
     McCormick Place Expansion Project,
     Refunding, Series A, FGIC Insured, 5.25%, 12/15/28 ..................................        39,580,000          40,011,026
     Series A, 6.50%, 6/15/22 ............................................................             5,000               5,395
     Series A, 6.50%, 6/15/27 ............................................................           555,000             598,828
     Series A, FGIC Insured, ETM, 6.50%, 6/15/07 .........................................             5,000               5,367

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 ILLINOIS (CONT.)
 Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue,
     McCormick Place Convention Center,
     ETM, 5.75%, 7/01/06 .................................................................       $ 1,645,000       $   1,765,069
     ETM, 7.00%, 7/01/26 .................................................................        12,000,000          15,630,000
     Pre-Refunded, 6.25%, 7/01/17 ........................................................         3,500,000           4,036,690
 Onterie Center HFC, Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ...........         4,350,000           4,543,923
 Regional Transportation Authority Revenue, Series A, AMBAC Insured,
     Pre-Refunded, 6.125%, 6/01/22 .......................................................         3,970,000           4,063,771
 Southwestern Illinois Development Authority IDR, Spectrulite
     Consortium Inc. Project,
     6.20%, 2/01/05 ......................................................................         1,825,000           1,935,449
     6.625%, 2/01/10 .....................................................................         3,050,000           3,229,706
 Southwestern Illinois Development Authority Revenue, Anderson Hospital
     Project, Series A, Pre-Refunded,
     7.00%, 8/15/22 ......................................................................         6,200,000           6,559,910
 Southwestern Illinois Development Authority Solid Waste Disposal Revenue,
     LaCede Steel Co. Project,
     8.375%, 8/01/08 .....................................................................         3,645,000           3,732,480
     8.50%, 8/01/20 ......................................................................         5,390,000           5,520,438
 University of Illinois University Revenue, Auxiliary Facilities System,
     Refunding, Series B, FGIC Insured,
     5.125%, 4/01/26 .....................................................................        12,000,000          12,012,720
 Upper River Valley Development Authority Environmental Facilities Revenue,
     General Electric Co. Project, 5.45%, 2/01/23 ........................................         3,600,000           3,712,896
 Will County Exempt Facilities Revenue, Mobil Oil Refining Corp.
     Project, 6.00%, 2/01/27 .............................................................         7,130,000           7,491,848
                                                                                                                   -------------
                                                                                                                     429,875,005
                                                                                                                   -------------
 INDIANA 2.0%
 Beech Grove EDR, Westvaco Corp., 8.75%, 7/01/10 .........................................            50,000              50,383
 Carmel EDR, Cool Creek Association, Refunding, 6.50%, 9/01/15 ...........................         1,000,000           1,057,210
 Carmel Industrial RDA, County Option, Income Tax Lease, Rent Revenue,
     MBIA Insured, 5.25%, 1/01/18 ........................................................         1,090,000           1,116,967
 Eastern Hancock Middle School Building Corp. First Mortgage, Pre-Refunded,
     6.00%, 1/15/21 ......................................................................         1,000,000           1,123,920
 Elkhart County Hospital Authority Revenue, Goshen Hospital Association Inc.
     Project, 7.35%, 7/01/12 .............................................................         1,750,000           1,844,553
 Hammond Industrial Sewer and Solid Waste Disposal Revenue,
     American Maize-Products Co., Project A,
     8.00%, 12/01/24 .....................................................................        20,000,000          20,985,200
 Hammond Multi-School Building Corp. First Mortgage, Refunding,
     Series A, 6.20%, 7/10/15 ............................................................         1,500,000           1,554,705
 Indiana Bond Bank Special Program, Series B, 6.20%, 2/01/23 .............................         3,500,000           3,691,310
 Indiana Health Facility Financing Authority Hospital Revenue,
     Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/21 ...................        17,500,000          17,199,175
     Jackson County Schneck Memorial Hospital, Pre-Refunded, 7.50%, 2/15/22 ..............         1,835,000           1,898,950
     Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 .................         1,200,000           1,076,208
     Methodist Hospital Inc., 6.75%, 9/15/09 .............................................         1,280,000           1,336,064
     St. Anthony's Medical Center/Home Inc., Series A, Pre-Refunded,
     7.00%, 10/01/17 .....................................................................         1,000,000           1,039,900
 Indiana Health Facility Financing Authority Revenue, Greenwood
     Village South Project, Refunding,
      5.625%, 5/15/28 ....................................................................         1,750,000           1,443,523
 Indiana State Development Financing Authority Environmental
     Revenue, 6.25%, 7/15/30 .............................................................         2,000,000           2,032,140
 Indiana State Educational Facilities Authority Revenue,
     DePauw University Project, Refunding, 5.30%, 7/01/16 ................................           600,000             624,456
     Manchester College Project, 6.85%, 10/01/18 .........................................         3,240,000           3,337,265
     Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 ..............................         2,015,000           2,033,619

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   INDIANA (CONT.)
   Indiana State HFA, SFMR,
     GNMA Secured, 6.10%, 7/01/22 ........................................................       $   860,000         $   900,007
     Refunding, Series A, 6.75%, 1/01/10 .................................................         2,940,000           3,026,936
     Refunding, Series A, 6.80%, 1/01/17 .................................................        12,835,000          13,181,545
   Indiana State Office Building Commission Correctional Facilities
     Program Revenue, Pre-Refunded, 6.375%, 7/01/16 ......................................         1,000,000           1,023,090
   Indiana Transportation Finance Authority Highway Revenue, 5.375%, 12/01/25 ............        15,000,000          15,328,800
   Indianapolis Airport Authority, Indianapolis International Airport
     Revenue, 6.50%, 11/15/31 ............................................................         1,460,000             929,494
   Indianapolis Local Public Improvement Bond, Series D, 6.75%, 2/01/20 ..................        15,375,000          16,433,108
   Jasper County EDR, Georgia-Pacific Corp. Project,
     5.625%, 12/01/27 ....................................................................         3,500,000           3,266,900
     Refunding, 6.70%, 4/01/29 ...........................................................         3,000,000           3,140,280
   Jasper County PCR, Northern Indiana Public Service Co., Refunding,
     MBIA Insured, 7.10%, 7/01/17 ........................................................           500,000             513,560
   Lake Central Industrial Multi-School Building Corp. First Mortgage,
     Refunding, MBIA Insured, 6.50%, 1/15/14 .............................................         2,100,000           2,199,414
   Madison County Authority Anderson Hospital Revenue, Refunding, Series A,
     BIG Insured, 8.00%, 1/01/14 .........................................................            95,000              95,390
   Muncies Edit Building Corp. First Mortgage, Series A, AMBAC Insured,
     6.60%, 12/01/17 .....................................................................         4,000,000           4,428,960
   New Albany Floyd County School Building Corp. Revenue, First Mortgage,
     MBIA Insured, 5.375%, 1/15/18 .......................................................         1,500,000           1,561,695
   New Prairie Unified School Building Corp. Revenue, First Mortgage,
     Refunding, FSA Insured, 5.80%, 7/05/11 ..............................................         1,520,000           1,622,281
   Penn-Harris-Madison Multi-School Building Corp. First Mortgage,
     FSA Insured, Pre-Refunded, 5.90%, 7/15/14 ...........................................         1,000,000           1,138,450
   Petersburg PCR, 5.75%, 8/01/21 ........................................................         5,000,000           5,119,600
   Rochester Community Multi-School Building Corp. Revenue, First Mortgage,
     AMBAC Insured, 5.20%, 1/15/18 .......................................................         1,000,000           1,024,720
   Sullivan Industrial PCR, Hoosier Energy, Merom Project, Refunding,
     7.10%, 4/01/19 ......................................................................           750,000             766,950
   Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C,
     5.95%, 5/01/09 ......................................................................         6,000,000           6,243,300
                                                                                                                   -------------
                                                                                                                     145,390,028
                                                                                                                   -------------
   IOWA .1%
   Iowa Finance Authority Mortgage Revenue, Abbey Health Care, Series A,
     GNMA Secured,
     5.90%, 5/20/20 ......................................................................           500,000             540,535
     6.10%, 5/20/31 ......................................................................         5,305,000           5,722,291
                                                                                                                   -------------
                                                                                                                       6,262,826
                                                                                                                   -------------
   KANSAS .2%
   Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen
     Memorial Hospital, Series Z, Asset Guaranteed, 5.25%, 12/15/23 ......................         2,500,000           2,525,250
   Kansas State Development Finance Authority Revenue, Water Pollution
     Control Revolving Fund, Series II, 5.125%, 11/01/18 .................................         5,000,000           5,147,750
   Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A,
     5.70%, 11/15/18 .....................................................................         1,875,000           1,665,319
     5.75%, 11/15/24 .....................................................................         1,500,000           1,305,480
(b)Shawnee County USD No. 437, Auburn-Washburn GO, Refunding, FSA Insured,
     5.00%, 9/01/20 ......................................................................         2,500,000           2,530,325
                                                                                                                   -------------
                                                                                                                      13,174,124
                                                                                                                   -------------
   KENTUCKY 1.6%
   Ashland PCR, Ashland Oil Inc. Project, Refunding, 6.65%, 8/01/09 ......................         3,900,000           4,038,567
   Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project,
     7.00%, 3/01/25 ......................................................................        10,000,000          10,540,800
   Jefferson County MFHR, Watterson Park Apartments Project, Series A,
     6.35%, 11/15/11 .....................................................................         4,850,000           5,077,805

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 KENTUCKY (CONT.)
 Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
     Series A, 7.50%, 2/01/20 ............................................................       $10,000,000       $   9,842,400
     Series A, 7.125%, 2/01/21 ...........................................................         9,330,000           8,830,285
     Series B, 7.25%, 2/01/22 ............................................................         3,350,000           3,225,916
 Kentucky Economic Development Finance Authority Hospital System Revenue,
     Appalachian Regional Health Center Facility, Refunding and Improvement,
     5.80%, 10/01/12 .....................................................................         1,000,000             840,530
     5.85%, 10/01/17 .....................................................................         5,615,000           4,466,171
 Kentucky HFC Revenue, Series B, 6.625%, 7/01/14 .........................................         4,910,000           5,057,742
 Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
     6.10%, 3/01/08 ......................................................................        20,375,000          21,672,276
     6.20%, 3/01/18 ......................................................................        11,765,000          12,513,254
 Pendleton County Multi-County Lease Revenue, Kentucky Association of
     Counties Leasing Trust, Series A, 6.50%, 3/01/19 ....................................        27,160,000          28,273,832
                                                                                                                    ------------
                                                                                                                     114,379,578
                                                                                                                    ------------
 LOUISIANA 1.3%
 Bastrop PCR, International Paper Co. Project, Refunding, 6.90%, 3/01/07 .................         2,000,000           2,057,900
 Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project,
     Refunding, 6.75%, 10/01/12 ..........................................................        14,285,000          14,688,551
 Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles
     Parish Memorial Hospital Project, Series A, FSA Insured,
     6.375%, 12/01/12 ....................................................................         4,310,000           5,041,321
     6.50%, 12/01/18 .....................................................................         5,530,000           6,616,811
     6.65%, 12/01/21 .....................................................................         3,145,000           3,341,688
 Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding,
     Series A, 7.75%, 6/01/12 ............................................................         1,035,000           1,063,152
     Series B, 6.375%, 11/01/02 ..........................................................            60,000              61,409
     Series B, 6.875%, 11/01/12 ..........................................................           315,000             327,414
 De Soto Parish Environmental Improvement Revenue, International Paper Co.
     Project, Series A, 7.70%, 11/01/18 ..................................................         2,500,000           2,718,175
 East Baton Rouge Mortgage Finance Authority, SFM Purchase,
     Series A, 6.80%, 10/01/28 ...........................................................         4,435,000           4,664,556
     Series C, 7.00%, 4/01/32 ............................................................         1,090,000           1,118,318
     Series D, 7.10%, 4/01/32 ............................................................           135,000             138,528
 Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2,
     GNMA Secured, 5.55%, 6/01/32 ........................................................         3,000,000           3,062,070
 Louisiana HFA, Mortgage Revenue, Refunding, 7.375%, 9/01/13 .............................           140,000             142,052
 Louisiana Local Government Environmental Facilities CRDA, Jefferson
     Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 ...............................         4,305,000           4,314,643
 Louisiana Public Facilities Authority Revenue, Alton Ochsner Medical
     Foundation Project, Refunding, Series B, MBIA Insured, 6.50%, 5/15/22 ...............         3,500,000           3,641,050
 Louisiana State GO, Series A, FGIC Insured, 5.00%, 11/15/19 .............................         9,000,000           9,110,700
 New Orleans GO, Refunding, AMBAC Insured,
     6.125%, 10/01/16 ....................................................................        10,275,000          11,265,921
     6.20%, 10/01/21 .....................................................................         8,050,000           8,841,959
 Office Facility Corp. Capital Facilities Bonds Revenue, 7.75%, 12/01/10 .................         3,400,000           3,510,330
 Pointe Coupee Parish PCR, Gulf States Utilities Co. Project,
     Refunding, 6.70%, 3/01/13 ...........................................................         2,200,000           2,254,230

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 LOUISIANA (CONT.)
 West Feliciana Parish PCR, Gulf State Utility Co. Project,
     7.70%, 12/01/14 .....................................................................       $ 2,000,000       $   2,063,360
     7.00%, 11/01/15 .....................................................................         3,050,000           3,170,231
                                                                                                                    ------------
                                                                                                                      93,214,369
                                                                                                                    ------------
 MAINE 1.0%
 Bucksport Solid Waste Disposal Revenue, Champion International Corp.
     Project, 6.25%, 5/01/10 .............................................................         5,000,000           5,152,000
 Jay Solid Waste Disposal Revenue, International Paper Co. Project,
     Refunding, Series B, 6.20%, 9/01/19 .................................................         8,000,000           8,278,640
 Maine Financial Authority Solid Waste Recycling Facilities Revenue,
     Great Northern Paper Co., Bowater Project,
     7.75%, 10/01/22 .....................................................................        29,300,000          30,858,467
 Maine State Health and Higher Educational Facilities Authority Revenue,
     Series B, FSA Insured, Pre-Refunded,
     7.00%, 7/01/24 ......................................................................         2,445,000           2,767,569
 Maine State Housing Authority Mortgage Purchase,
     Series A-5, 6.20%, 11/15/16 .........................................................         2,500,000           2,592,175
     Series C, 6.55%, 11/15/12 ...........................................................         3,700,000           3,812,702
     Series C, 6.65%, 11/15/24 ...........................................................         3,500,000           3,605,280
     Series D, 6.45%, 11/15/07 ...........................................................         3,540,000           3,642,802
     Series D, 6.70%, 11/15/15 ...........................................................         5,800,000           6,179,320
 Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ....................         4,800,000           4,943,904
                                                                                                                    ------------
                                                                                                                      71,832,859
                                                                                                                    ------------
 MARYLAND .6%
 Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital,
     Refunding and Improvement,
     FSA Insured, 6.00%, 9/01/21 .........................................................        10,110,000          11,064,991
 Maryland State CDA, Department of Housing and Community Development, MFHR,
     Series G, Mortgage Insured,
     6.55%, 5/15/19 ......................................................................         5,060,000           5,199,909
 Montgomery County Housing Opportunities Commission SFMR, Refunding,
     Series B, 6.625%, 7/01/28 ...........................................................         6,500,000           6,680,635
 Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project,
     Series A, Sub Series 1,
     8.25%, 9/01/21 ......................................................................        20,125,000          20,552,656
                                                                                                                    ------------
                                                                                                                      43,498,191
                                                                                                                    ------------
 MASSACHUSETTS 4.5%
 Massachusetts Bay Transportation Authority, Special Assessment, Series A,
     5.25%, 7/01/30 ......................................................................        29,750,000          30,244,445
 Massachusetts Bay Transportation Authority Revenue, General Transportation System,
     Refunding, Series C, 5.00%, 3/01/24 .................................................        14,675,000          14,634,791
     Series A, FGIC Insured, 5.00%, 3/01/23 ..............................................         4,000,000           3,999,720
 Massachusetts State GO,
     Consolidated Loan, Series A, 7.50%, 6/01/04 .........................................         7,500,000           8,060,175
     Refunding, Series B, ETM, 6.50%, 8/01/08 ............................................         5,900,000           6,946,247
 Massachusetts State Health and Educational Facilities Authority Revenue,
     Melrose-Wakefield Hospital, Refunding, Series B, ETM, 6.35%, 7/01/06 ................         1,100,000           1,150,523
     Sisters Providence Health System, Series A, Pre-Refunded, 6.50%, 11/15/08 ...........         1,000,000           1,058,550
     Sisters Providence Health System, Series A, Pre-Refunded, 6.625%, 11/15/22 ..........        12,050,000          12,802,643
 Massachusetts State HFA,
     HDA, Series D, FGIC Insured, 6.875%, 11/15/21 .......................................         5,250,000           5,411,175
     Housing Projects, Refunding, Series A, 6.30%, 10/01/13 ..............................        25,635,000          26,619,640
     Housing Projects, Refunding, Series A, 6.375%, 4/01/21 ..............................        24,750,000          25,595,213

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS (CONT.)
   Massachusetts State HFA, (cont.)
     Housing Revenue, SF, Series 41, 6.30%, 12/01/14 .....................................       $ 5,655,000       $   6,019,861
     Housing Revenue, SF, Series 41, 6.35%, 6/01/17 ......................................         5,255,000           5,558,161
   Massachusetts State HFA, (cont.)
     Series C, FGIC Insured, 6.90%, 11/15/21 .............................................         9,715,000          10,028,503
     Series D, FGIC Insured, 6.80%, 11/15/12 .............................................           250,000             258,015
   Massachusetts State Industrial Finance Agency Health Care Facilities Revenue,
     Jewish Geriatric Services Inc., Series B,
     5.375%, 5/15/17 .....................................................................         1,965,000           2,004,555
     5.50%, 5/15/27 ......................................................................         5,000,000           5,079,900
     Pre-Refunded, 7.00%, 4/01/22 ........................................................         5,000,000           5,327,000
   Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
     5.65%, 10/01/17 .....................................................................         2,295,000           2,398,941
     5.70%, 10/01/27 .....................................................................         7,375,000           7,683,865
   Massachusetts State Port Authority Revenue, Special Facilities,
     Bosfuel Project, MBIA Insured, 5.75%, 7/01/39 .......................................        11,750,000          12,122,945
   Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
     Series A, MBIA Insured, 5.00%, 1/01/37 ..............................................        77,130,000          75,746,288
     sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 .......................        21,350,000          21,380,104
   Massachusetts State Water Pollution Abatement Trust Revenue,
     Water Revenue Authority Program, Refunding,
     Sub Series A, 5.75%, 8/01/29 ........................................................         6,500,000           7,005,310
   Plymouth County COP, Series A, Pre-Refunded, 7.00%, 4/01/12 ...........................        10,000,000          10,654,000
   Route 3 North Transportation Improvement Association Massachusetts
     Lease Revenue, MBIA Insured,
     5.375%, 6/15/29 .....................................................................        16,405,000          16,957,849
                                                                                                                   -------------
                                                                                                                     324,748,419
                                                                                                                   -------------
   MICHIGAN 2.4%
   Battle Creek Tax Increment Finance Authority, Pre-Refunded, 7.40%, 5/01/16 ............         2,000,000           2,271,080
   Belding Area Schools GO, FGIC Insured,
     6.10%, 5/01/26 ......................................................................           810,000             879,085
     Pre-Refunded, 6.10%, 5/01/26 ........................................................         2,995,000           3,398,936
   Detroit City School District GO, Series A, FSA Insured, 5.125%, 5/01/31 ...............        14,925,000          14,979,029
   Detroit GO,
     Refunding, Series B, 6.375%, 4/01/06 ................................................         7,265,000           8,019,034
     Refunding, Series B, 6.25%, 4/01/09 .................................................           625,000             677,288
     Self-Insurance, Series A, 5.70%, 5/01/02 ............................................         2,250,000           2,285,303
     Series A, Pre-Refunded, 6.70%, 4/01/10 ..............................................         4,550,000           5,159,063
   Detroit Sewage Disposal Revenue,
     Refunding, senior lien, Series A, FGIC Insured, 5.125%, 7/01/31 .....................        10,000,000          10,033,300
     Series A, MBIA Insured, 5.00%, 7/01/27 ..............................................        15,000,000          14,934,600
   Detroit Water Supply System Revenue,
     second lien, Series B, FGIC Insured, 5.50%, 7/01/33 .................................         5,000,000           5,239,900
     senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 .................................         7,575,000           7,528,793
   Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ..........         8,625,000           8,712,199
   Jackson County Building Authority Revenue, AMBAC Insured, 5.60%, 5/01/30 ..............         4,145,000           4,341,556
   Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding,
     Series A, 6.25%, 5/15/27 ............................................................         2,000,000           1,844,880
   Michigan State Building Authority Revenue, Series I, 5.00%, 10/15/24 ..................        16,350,000          16,283,129

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 MICHIGAN (CONT.)
 Michigan State HDA,
     Limited Obligation Revenue, Fraser Woods Project, FSA Insured, 6.625%, 9/15/19 ......       $ 2,500,000       $   2,606,575
     Rental Housing Revenue, Refunding, Series A, 6.60%, 4/01/12 .........................         4,730,000           4,957,702
     SFMR, Series A, 6.45%, 12/01/14 .....................................................         1,145,000           1,205,571
 Michigan State Hospital Finance Authority Revenue,
     Ascension Health Credit, Refunding, Series A, MBIA Insured, 6.125%, 11/15/23 ........        18,000,000          19,240,740
     Henry Ford Health, Refunding, Series A, 5.25%, 11/15/25 .............................         4,000,000           3,924,960
     Presbyterian Villages Obligation Group, 5.80%, 1/01/02 ..............................           355,000             355,064
     Presbyterian Villages Obligation Group, 5.90%, 1/01/03 ..............................           325,000             325,796
     Presbyterian Villages Obligation Group, 6.00%, 1/01/04 ..............................           390,000             391,603
     Presbyterian Villages Obligation Group, 6.375%, 1/01/15 .............................           275,000             267,234
     Presbyterian Villages Obligation Group, 6.40%, 1/01/15 ..............................         1,000,000             973,930
     Presbyterian Villages Obligation Group, 6.50%, 1/01/25 ..............................         3,500,000           3,374,070
 Michigan State Trunk Line Revenue, Series A, FSA Insured, 5.00%, 11/01/25 ...............         5,000,000           5,007,750
 Michigan State Trunk Line, Revenue, Series A, FSA Insured, 5.25%, 11/01/30 ..............        10,000,000          10,155,300
 Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital,
     Series M, MBIA Insured, 5.25%, 11/15/31 .............................................        10,000,000          10,066,300
 Southgate Community School District GO, FGIC Insured, 5.00%, 5/01/25 ....................         5,500,000           5,506,765
                                                                                                                   -------------
                                                                                                                     174,946,535
                                                                                                                   -------------
 MINNESOTA 2.3%
 Cloquet PCR, Potlach Corp. Projects, Refunding, 5.90%, 10/01/26 .........................         9,100,000           8,612,149
 Dakota County Housing RDA, Limited Annual Appropriation Tax and Revenue,
     Development Housing Facilities Project, 7.50%, 1/01/06 ..............................         3,930,000           3,954,798
 Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 .......         6,000,000           5,948,880
 International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 ........         3,500,000           3,310,440
 Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
     Series A, FGIC Insured, 5.125%, 1/01/31 .............................................        10,000,000           9,976,800
     Series A, FGIC Insured, 5.25%, 1/01/32 ..............................................        13,000,000          13,102,440
     Series A, FGIC Insured, 5.75%, 1/01/32 ..............................................         5,000,000           5,287,500
     Series C, FGIC Insured, 5.25%, 1/01/26 ..............................................        14,000,000          14,130,760
 Minneapolis Art Center Facilities Revenue, Walker Art Center Project,
     5.125%, 7/01/21 .....................................................................         3,000,000           3,016,830
 Minnesota Agriculture and Economic Development Board Revenue,
     Health Care System, Fairview Hospital,
 Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ......................................        25,810,000          27,286,332
 Minnesota State HFA, SFM, Series D-1,
     6.45%, 7/01/11 ......................................................................         2,860,000           2,971,283
     6.50%, 1/01/17 ......................................................................         1,115,000           1,153,880
 Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A,
     GNMA Secured, 5.95%, 10/20/33 .......................................................        11,075,000          11,704,171
 Red Wing Housing RDA, Jordan Tower II Project, Pre-Refunded, 7.00%, 1/01/19 .............         1,500,000           1,541,355
 Rochester Health Care Facilities Revenue, Mayo Foundation,
     Series A, 5.50%, 11/15/27 ...........................................................        21,500,000          22,308,615
 Roseville MFHR, Rosepointe I Project, Refunding,
     Series A, GNMA Secured, 5.95%, 10/20/33 .............................................         8,490,000           8,972,317
 St. Paul Port Authority IDR,
     Bandana Square, Series C, 7.70%, 12/01/01 ...........................................           255,000             254,918
     Bandana Square, Series C, 7.70%, 12/01/02 ...........................................           270,000             269,868
     Bandana Square, Series C, 7.70%, 12/01/07 ...........................................         1,690,000           1,411,826
     Bandana Square, Series C, 7.80%, 12/01/12 ...........................................         1,000,000             794,180

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 MINNESOTA (CONT.)
 St. Paul Port Authority IDR, (cont.)
     Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/02 ...............................       $   595,000       $     590,151
     Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/03 ...............................           640,000             629,536
     Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/04 ...............................           685,000             668,629
     Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/05 ...............................           740,000             715,277
     Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/06 ...............................           795,000             762,938
     Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/07 ...............................           855,000             815,072
     Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/08 ...............................           915,000             866,917
     Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/09 ...............................           670,000             630,818
     Common Bond Fund, Fort Road Medical Center, Refunding,
       Series C, 7.95%, 9/01/02 ..........................................................           155,000             154,876
     Common Bond Fund, Fort Road Medical Center, Refunding,
       Series C, 7.95%, 9/01/10 ..........................................................         1,455,000           1,190,699
     Common Bond Fund, Ideal Security Hardware Corp., Refunding,
       Series F, 8.00%, 12/01/01 .........................................................           105,000             104,963
     Common Bond Fund, Ideal Security Hardware Corp., Refunding,
       Series F, 8.00%, 12/01/02 .........................................................           115,000             114,931
     Common Bond Fund, Ideal Security Hardware Corp., Refunding,
       Series F, 8.00%, 12/01/12 .........................................................         1,540,000           1,222,729
 Washington County Housing and RDAR,
     Orleans Apartments Project, Series A, 8.25%, 7/01/21 ................................         2,970,000           3,020,163
     Pooled Housing and Redevelopment, Refunding, 7.20%, 1/01/22 .........................         5,885,000           6,101,509
     Raymie Johnson Apartments Project, Pre-Refunded, 7.70%, 12/01/19 ....................         5,210,000           5,335,301
                                                                                                                   -------------
                                                                                                                     168,933,851
                                                                                                                   -------------
 MISSISSIPPI 1.2%
 Claiborne County PCR, Systems Energy Resources Inc.,
     Refunding, 6.20%, 2/01/26 ...........................................................        36,500,000          36,134,635
 Jackson County Environmental Improvement Revenue, International Paper
     Company Project, 6.70%, 5/01/24 .....................................................         3,500,000           3,757,110
 Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
     5.875%, 4/01/22 .....................................................................        40,000,000          39,413,600
     Refunding, 5.90%, 5/01/22 ...........................................................         8,250,000           8,153,393
 Mississippi State Educational Facilities Authority Revenue, Private
     Nonprofit Institutions of Higher Learning,
 Tougaloo College Project, Series A, 6.50%, 6/01/18 ......................................         2,145,000           2,184,404
                                                                                                                   -------------
                                                                                                                      89,643,142
                                                                                                                   -------------
 MISSOURI .7%
 Missouri State Health and Educational Facilities Authority Health
     Facilities Revenue, Health Midwest,
       Series B, MBIA Insured, 6.25%, 2/15/12 ............................................         5,000,000           5,149,850
 Missouri State Health and Educational Facilities Authority Revenue,
     SSM Health Care, Refunding, Series A,
      MBIA Insured, 5.00%, 6/01/22 .......................................................         4,500,000           4,476,960
 Missouri State Health and Educational Facilities Revenue, SSM Healthcare,
     Series A, AMBAC Insured, 5.25%, 6/01/21 .............................................        17,500,000          17,768,975
 St. Louis Airport Revenue,
     Airport Development Project, Series A, MBIA Insured, 5.00%, 7/01/20 .................         5,000,000           5,060,800
     Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/21 .................         7,250,000           7,332,578
 St. Louis Parking Facilities Revenue, Pre-Refunded, 6.625%, 12/15/21 ....................         5,885,000           6,295,538
 Taney County IDA, Hospital Revenue, The Skaggs Community Hospital
     Association, 5.40%, 5/15/28 .........................................................         4,000,000           3,789,760
                                                                                                                   -------------
                                                                                                                      49,874,461
                                                                                                                   -------------
 MONTANA .7%
 Forsyth County PCR,
     The Montana Power Co. Colstrip Project, Refunding, Series A, 6.125%, 5/01/23 ........         3,250,000           3,317,795

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MONTANA (CONT.)
Forsyth County PCR, (cont.)
     The Montana Power Co., Refunding, Series B, MBIA Insured, 5.90%, 12/01/23 ...........       $20,385,000       $  21,857,001
     Puget Sound Power and Light Co. Project, AMBAC Insured, 6.80%, 3/01/22 ..............        10,000,000          10,336,600
 Montana State Board of Housing SFM, Refunding,
     Series A, 6.50%, 12/01/22 ...........................................................         2,835,000           2,924,671
     Series B-1, 6.25%, 12/01/21 .........................................................         6,550,000           6,920,337
 Montana State Health Facilities Authority Revenue, Montana Developmental
     Center Project, 6.40%, 6/01/19 ......................................................         2,000,000           2,093,020
                                                                                                                   -------------
                                                                                                                      47,449,424
                                                                                                                   -------------
 NEBRASKA .1%
 Nebraska Investment Finance Authority Revenue, ETM, 7.00%, 11/01/09 .....................         4,900,000           5,005,497
                                                                                                                   -------------
 NEVADA 4.1%
 Churchill County Health Care Facilities Revenue, Western Health Network,
     Series A, MBIA Insured, 6.25%, 1/01/14 ..............................................         2,000,000           2,165,960
 Clark County Apartment Improvement Revenue, sub lien, Series B,
     FGIC Insured, 5.25%, 7/01/31 ........................................................        20,000,000          20,240,400
 Clark County IDR,
     Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 ......................        10,000,000           9,521,000
     Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 ......................        12,500,000          12,940,375
     Nevada Power Co. Project, Series A, 5.90%, 11/01/32 .................................         2,600,000           2,472,600
     Southwest Gas Corp., Series A, 7.30%, 9/01/27 .......................................        18,080,000          18,811,698
     Southwest Gas Corp., Series A, 6.50%, 12/01/33 ......................................        10,000,000          10,109,500
     Southwest Gas Corp., Series B, 7.50%, 9/01/32 .......................................        62,470,000          65,019,401
 Clark County School District GO, Building and Renovation, Series B,
     FGIC Insured, 5.25%, 6/15/16 ........................................................        12,750,000          13,187,835
 Director of State Department of Business and Industry Revenue,
     Las Vegas Monorail Project, First Tier, AMBAC Insured, 5.625%,
       1/01/32 ...........................................................................        21,995,000          22,935,286
       1/01/34 ...........................................................................        15,000,000          15,604,950
 Henderson Health Care Facilities Revenue, Catholic Healthcare
     West, Series A, 5.25%, 7/01/18 ......................................................        23,685,000          21,889,677
 Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A,
     AMBAC Insured, 6.30%, 7/01/22 .......................................................         4,500,000           4,700,385
 Nevada Housing Division,
     MFHR, Series B, FNMA Insured, 6.55%, 10/01/25 .......................................         5,405,000           5,753,947
     SF Program, FI/GML, Series A, 8.30%, 10/01/19 .......................................         1,070,000           1,112,607
     SF Program, FI/GML, Series A-2, 8.375%, 10/01/19 ....................................           430,000             433,724
     SF Program, Refunding, Series A-1, 6.25%, 10/01/26 ..................................         3,000,000           3,122,430
     SF Program, Refunding, Series C-2, FHA Insured, 6.75%, 10/01/26 .....................         6,110,000           6,393,810
 Nevada State GO,
     Colorado River Commission Revenue, Series 1994, Pre-Refunded, 6.50%, 7/01/24 ........        15,915,000          17,662,944
     Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17 ..............        10,275,000          10,791,216
 Reno RDA, Tax Allocation, Refunding, Series A, 6.20%, 6/01/18 ...........................         3,000,000           3,060,210
 Sparks RDA, Tax Allocation Revenue, Refunding, Series A, Asset
     Guaranteed, 6.00%, 1/15/23 ..........................................................         5,000,000           5,223,150
 Washoe County Gas and Water Facilities Revenue, Refunding,
     AMBAC Insured, 6.30%, 12/01/14 ......................................................         5,000,000           5,233,950
 Washoe County GO, Reno Sparks Convention, Refunding, Series A,
     FGIC Insured, 5.00%, 7/01/24 ........................................................         5,000,000           4,986,250
 Washoe County Hospital Facility Revenue, Washoe Medical Center Inc.
     Project, Series A, AMBAC Insured, 6.25%, 6/01/13 ....................................         9,295,000          10,175,329
                                                                                                                   -------------
                                                                                                                     293,548,634
                                                                                                                   -------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW HAMPSHIRE 1.3%
Nashua Housing Authority MFR, Clocktower Project, Refunding,
    GNMA Secured, 6.25%, 6/20/33 .........................................................       $ 6,001,000       $   6,381,403
New Hampshire Higher Education and Health Facilities Authority Revenue,
    The Hitchcock Clinic, MBIA Insured, 6.00%, 7/01/27 ...................................         4,275,000           4,609,220
    New Hampshire Catholic Charities, 5.80%, 8/01/22 .....................................         1,000,000             885,520
    Rivier College, 5.60%, 1/01/28 .......................................................         4,590,000           4,430,911
    St. Joseph Hospital, 7.50%, 1/01/16 ..................................................         2,300,000           2,353,820
New Hampshire State HFA, SFMR, Series E,
    6.75%, 7/01/19 .......................................................................         3,875,000           4,029,651
    6.80%, 7/01/25 .......................................................................         3,015,000           3,179,438
New Hampshire State IDAR, Pollution Control, Public Service Co. of
    New Hampshire Project,
    Series A, 7.65%, 5/01/21 .............................................................         6,870,000           7,023,132
    Series B, 7.50%, 5/01/21 .............................................................        50,690,000          51,808,221
    Series C, 7.65%, 5/01/21 .............................................................         7,450,000           7,616,061
                                                                                                                   -------------
                                                                                                                      92,317,377
                                                                                                                   -------------
NEW JERSEY .6%
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
    Series 1, 6.00%, 1/01/19 .............................................................         2,100,000           2,082,045
    Series 1, 6.00%, 1/01/29 .............................................................         5,000,000           4,881,750
    Series 2, 6.125%, 1/01/19 ............................................................         2,000,000           2,005,520
    Series 2, 6.125%, 1/01/29 ............................................................         5,000,000           4,963,500
New Jersey EDA, Lease Revenue, International Center for Public Health Project,
    University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ..................         5,000,000           5,491,100
New Jersey State Turnpike Authority Turnpike Revenue, Series A, MBIA Insured,
    5.60%, 1/01/22 .......................................................................         7,500,000           8,004,750
    5.50%, 1/01/25 .......................................................................        13,000,000          13,733,070
                                                                                                                   -------------
                                                                                                                      41,161,735
                                                                                                                   -------------
NEW MEXICO .4%
Farmington PCR, Public Service Co. of New Mexico, Refunding, Series A,
    AMBAC Insured, 6.375%, 12/15/22 ......................................................        10,435,000          11,084,057
Lordsburg PCR, Phelps Dodge Corp. Project, Refunding, 6.50%, 4/01/13 .....................        17,000,000          17,499,120
                                                                                                                   -------------
                                                                                                                      28,583,177
                                                                                                                   -------------
NEW YORK 17.0%
Long Island Power Authority Electric System Revenue, Series A,
    MBIA Insured, 5.25%, 12/01/26 ........................................................        10,000,000          10,158,200
MTA Commuter Facilities Revenue, Series A,
    5.25%, 7/01/28 .......................................................................         5,000,000           5,058,600
    6.125%, 7/01/29 ......................................................................        15,040,000          16,263,053
    FGIC Insured, 6.00%, 7/01/16 .........................................................         8,950,000           9,912,394
MTA Dedicated Tax Fund Revenue, Series A,
    FGIC Insured, 6.00%, 4/01/30 .........................................................        12,500,000          13,671,500
    MBIA Insured, 5.25%, 4/01/26 .........................................................        11,125,000          11,343,050
MTA Transit Facilities Revenue,
    Refunding, Series M, 6.00%, 7/01/14 ..................................................        18,210,000          19,403,301
    Series A, 6.00%, 7/01/24 .............................................................         5,000,000           5,376,950
    Series A, 5.625%, 7/01/27 ............................................................        10,800,000          11,209,860
    Series A, FSA Insured, 6.00%, 7/01/16 ................................................         3,630,000           4,020,334
    Service Contract, Refunding, Series 8, 5.375%, 7/01/21 ...............................        15,000,000          15,343,500

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
Nassau County GO,
    Improvement, Series F, 6.625%, 3/01/08 ...............................................       $ 7,325,000       $   8,267,142
    Water Utility Improvements, Series F, 6.625%, 3/01/07 ................................         7,070,000           7,929,641
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed,
    FSA Insured, 5.75%, 8/01/29 ..........................................................        10,000,000          10,635,300
New Rochelle IDA, Civic Facilities Revenue, College of New Rochelle
    Project, Pre-Refunded, 6.625%, 7/01/12 ...............................................         1,245,000           1,306,852
New York City GO,
    Refunding, Series B, 6.20%, 8/15/06 ..................................................         1,500,000           1,655,775
    Refunding, Series E, 6.00%, 8/01/26 ..................................................         2,765,000           2,997,039
    Refunding, Series F, 6.00%, 8/01/13 ..................................................        14,000,000          15,434,720
    Refunding, Series H, 6.25%, 8/01/15 ..................................................        13,035,000          14,215,189
    Refunding, Series H, 6.125%, 8/01/25 .................................................        65,785,000          70,130,757
    Refunding, Series J, 6.00%, 8/01/21 ..................................................        28,260,000          30,024,837
    Series A, 6.125%, 8/01/06 ............................................................        13,605,000          14,718,433
    Series A, 6.20%, 8/01/07 .............................................................        20,490,000          22,263,000
    Series A, 6.25%, 8/01/08 .............................................................         4,390,000           4,775,530
    Series A, 7.75%, 8/15/14 .............................................................            40,000              41,142
    Series A, 6.25%, 8/01/16 .............................................................         3,275,000           3,405,018
    Series A, Pre-Refunded, 6.125%, 8/01/06 ..............................................           895,000             995,401
    Series A, Pre-Refunded, 6.20%, 8/01/07 ...............................................         1,320,000           1,470,691
    Series A, Pre-Refunded, 6.25%, 8/01/16 ...............................................         1,725,000           1,804,592
    Series B, 7.50%, 2/01/04 .............................................................        10,000,000          10,258,200
    Series B, 8.25%, 6/01/05 .............................................................         1,000,000           1,165,480
    Series B, 6.30%, 8/15/08 .............................................................        22,360,000          24,743,800
    Series B, 6.125%, 8/01/09 ............................................................        11,510,000          12,467,747
    Series B, 6.375%, 8/15/10 ............................................................        17,170,000          19,007,018
    Series B, 7.00%, 2/01/19 .............................................................         6,555,000           6,893,304
    Series B, 6.00%, 8/15/26 .............................................................         1,670,000           1,814,772
    Series B, Pre-Refunded, 6.30%, 8/15/08 ...............................................         4,515,000           5,163,670
    Series B, Pre-Refunded, 6.375%, 8/15/10 ..............................................         4,570,000           5,238,865
    Series B, Pre-Refunded, 6.75%, 10/01/15 ..............................................            50,000              52,903
    Series B, Pre-Refunded, 6.75%, 10/01/17 ..............................................         1,300,000           1,375,478
    Series B, Pre-Refunded, 7.00%, 2/01/19 ...............................................         8,445,000           8,672,846
    Series B, Pre-Refunded, 6.00%, 8/15/26 ...............................................           330,000             380,434
    Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 ...............................         3,000,000           3,400,980
    Series B-1, Pre-Refunded, 7.30%, 8/15/11 .............................................         8,000,000           9,121,760
    Series C, Sub Series C-1, 7.00%, 8/01/18 .............................................            25,000              26,138
    Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/17 ...............................         1,930,000           2,030,360
    Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/18 ...............................         1,680,000           1,767,360
    Series D, 8.00%, 8/01/16 .............................................................             5,000               5,136
    Series D, 6.00%, 2/15/25 .............................................................        18,710,000          19,999,867
    Series D, Pre-Refunded, 7.625%, 2/01/15 ..............................................         9,000,000           9,256,140
    Series D, Pre-Refunded, 7.50%, 2/01/16 ...............................................         5,000,000           5,140,800
    Series D, Pre-Refunded, 7.50%, 2/01/17 ...............................................        12,000,000          12,337,920
    Series D, Pre-Refunded, 6.00%, 2/15/25 ...............................................         1,920,000           2,142,029
    Series E, 5.75%, 2/15/09 .............................................................         5,295,000           5,614,765
    Series E, 6.50%, 12/01/12 ............................................................            20,000              20,052

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York City GO, (cont.)
    Series E, Pre-Refunded, 6.00%, 8/01/26 ...............................................       $   235,000         $   270,668
    Series F, 8.20%, 11/15/04 ............................................................            85,000              86,398
    Series F, Pre-Refunded, 8.20%, 11/15/04 ..............................................         5,250,000           5,337,728
    Series F, Pre-Refunded, 6.50%, 2/15/07 ...............................................         8,050,000           9,120,248
    Series F, Pre-Refunded, 6.50%, 2/15/08 ...............................................         7,540,000           8,529,700
    Series F, Pre-Refunded, 6.60%, 2/15/10 ...............................................        16,000,000          18,177,120
    Series F, Pre-Refunded, 8.25%, 11/15/15 ..............................................         2,000,000           2,033,440
    Series F, Pre-Refunded, 8.25%, 11/15/17 ..............................................         2,500,000           2,541,800
    Series G, 6.00%, 10/15/26 ............................................................        15,160,000          16,092,037
    Series G, Pre-Refunded, 6.00%, 10/15/26 ..............................................           175,000             204,332
    Series H, 7.10%, 2/01/12 .............................................................           135,000             138,389
    Series H, 7.00%, 2/01/16 .............................................................           215,000             220,347
    Series H, Pre-Refunded, 7.10%, 2/01/12 ...............................................         2,865,000           2,942,613
    Series H, Pre-Refunded, 7.20%, 2/01/14 ...............................................        10,000,000          10,273,300
    Series H, Pre-Refunded, 7.00%, 2/01/16 ...............................................         3,785,000           3,886,627
    Series H-1, 6.125%, 8/01/11 ..........................................................         4,900,000           5,307,729
    Series H-1, Pre-Refunded, 6.125%, 8/01/09 ............................................           240,000             266,923
    Series H-1, Pre-Refunded, 6.125%, 8/01/11 ............................................           100,000             111,218
    Series I, 6.25%, 4/15/13 .............................................................        12,450,000          13,626,899
    Series I, 6.25%, 4/15/27 .............................................................         2,925,000           3,128,288
    Series I, Pre-Refunded, 6.25%, 4/15/13 ...............................................        24,160,000          28,149,541
    Series I, Pre-Refunded, 6.25%, 4/15/27 ...............................................         4,075,000           4,759,070
New York City IDA, IDR, Brooklyn Navy Yard Cogeneration Partners,
    5.65%, 10/01/28 ......................................................................         5,000,000           5,027,500
    5.75%, 10/01/36 ......................................................................         5,750,000           5,809,513
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
    Refunding, 5.50%, 6/15/33 ............................................................        55,000,000          57,373,800
    Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 ....................................         4,855,000           4,914,182
    Series A, 5.75%, 6/15/30 .............................................................         8,000,000           8,546,000
    Series A, FGIC Insured, 5.50%, 6/15/32 ...............................................        10,000,000          10,401,300
    Series B, 5.75%, 6/15/29 .............................................................        15,000,000          15,824,250
    Series B, AMBAC Insured, 5.25%, 6/15/29 ..............................................         8,000,000           8,097,520
    Series B, FSA Insured, 5.25%, 6/15/29 ................................................         4,030,000           4,079,126
    Series B, MBIA Insured, 5.75%, 6/15/26 ...............................................         3,000,000           3,186,600
    Series D, 5.25%, 6/15/25 .............................................................        10,000,000          10,186,900
    Series G, FSA Insured, 5.125%, 6/15/32 ...............................................        24,215,000          24,259,313
New York City Transitional Finance Authority Revenue, Future Tax Secured,
    Refunding, Series C, 5.50%, 11/01/20 .................................................         5,000,000           5,235,900
    Refunding, Series C-A, 5.50%, 11/01/24 ...............................................         4,200,000           4,366,278
    Series B, 6.00%, 11/15/29 ............................................................        10,000,000          10,869,000
New York City Transportation Authority MTA, Triborough COP, Series A,
    AMBAC Insured, 5.40%, 1/01/19 ........................................................        15,000,000          15,591,900
New York State Dormitory Authority Lease Revenue, Court Facilities,
    6.00%, 5/15/39 .......................................................................        16,000,000          17,308,800
New York State Dormitory Authority Revenue,
    City University General Resources, Series 2, MBIA Insured,
    Pre-Refunded, 6.25%, 7/01/19 .........................................................         4,000,000           4,399,160
    City University System Consolidated, Third, Series 1, 5.25%, 7/01/25 .................        10,000,000          10,124,200

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York State Dormitory Authority Revenue, (cont.)
    City University System, Series 2, 6.00%, 7/01/26 .....................................       $ 5,500,000      $    5,990,325
    City University System, Third General, 6.00%, 7/01/20 ................................        16,860,000          18,513,460
    City University System, Third General, Series 2, Pre-Refunded, 6.00%, 7/01/26 ........        14,150,000          16,327,968
    Interfaith Medical Center, Series D, 5.40%, 2/15/28 ..................................         8,000,000           8,235,920
    Mental Health Services Facilities, Series A, 6.00%, 8/15/17 ..........................        18,000,000          19,636,920
    Mental Health Services Facilities, Series A, 5.75%, 2/15/27 ..........................         5,000,000           5,241,550
    Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 .................         5,000,000           5,179,100
    State University Educational Facilities, 5.125%, 5/15/21 .............................         9,000,000           9,064,080
    Upstate Community Colleges, Series A, 5.00%, 7/01/28 .................................        10,000,000           9,840,100
New York State Energy Research and Development Authority Electric Facilities Revenue,
    Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 .....................         8,500,000           9,091,600
    Long Island Light, Series A, Pre-Refunded, 7.15%, 2/01/22 ............................         1,500,000           1,574,850
    Series A, 7.15%, 6/01/20 .............................................................        12,885,000          13,348,087
    Series A, Pre-Refunded, 7.15%, 6/01/20 ...............................................         4,615,000           4,845,289
New York State HFA, Service Contract Obligation Revenue,
    Refunding, Series C, 6.125%, 3/15/20 .................................................        23,585,000          25,372,507
    Refunding, Series C, 5.50%, 9/15/22 ..................................................        17,505,000          18,047,655
    Series A, 6.375%, 9/15/14 ............................................................            25,000              27,653
    Series A, 6.375%, 9/15/16 ............................................................         3,785,000           4,181,100
    Series A, Pre-Refunded, 6.375%, 9/15/14 ..............................................         3,130,000           3,535,085
    Series A, Pre-Refunded, 6.50%, 3/15/25 ...............................................        10,000,000          11,628,700
    Series C, 5.875%, 9/15/14 ............................................................         3,950,000           4,204,064
    Series C, Pre-Refunded, 5.875%, 9/15/14 ..............................................           725,000             789,184
    Series C, Pre-Refunded, 6.125%, 3/15/20 ..............................................         1,915,000           2,093,229
New York State HFAR,
    Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 ................        14,070,000          15,407,072
    Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ..........         5,475,000           5,917,106
    Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 .........         4,230,000           4,570,430
New York State Medical Care Facilities Finance Agency Revenue,
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%, 2/15/34 ...         6,455,000           6,837,523
    Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 .............         7,600,000           8,680,340
    The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.375%, 8/15/24 ....        12,500,000          14,079,000
New York State Tollway Authority Service Contract Revenue, Local Highway and Bridge,
    5.75%, 4/01/16 .......................................................................        13,200,000          14,052,720
    Pre-Refunded, 6.25%, 4/01/14 .........................................................        11,600,000          13,208,108
New York State Urban Development Corp. Revenue,
    Correctional Capital Facilities, Series 5, 6.10%, 1/01/12 ............................         7,685,000           8,397,400
    Youth Facilities, 6.00%, 4/01/17 .....................................................        11,720,000          12,804,100
Triborough Bridge and Tunnel Authority Revenue, General Purpose,
    Series B, 5.50%, 1/01/30 .............................................................        15,000,000          15,567,450
TSASC Inc. New York Revenue, TFABS, Series 1, 6.25%,
    7/15/27 ..............................................................................        19,630,000          21,353,121
    7/15/34 ..............................................................................        17,375,000          18,715,481
Warren and Washington Counties IDAR, Adirondack Resource Recovery Project,
    Refunding, Series A, 7.90%, 12/15/07 .................................................         3,690,000           3,713,247
                                                                                                                  --------------
                                                                                                                   1,222,806,806
                                                                                                                  --------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NORTH CAROLINA 4.3%
Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
    5.90%, 1/15/16 .....................................................................................  $  7,010,000  $  7,430,670
    Pre-Refunded, 5.90%, 1/15/16 .......................................................................     2,890,000     3,254,198
Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc., Refunding,
 5.25%, 10/01/24 .......................................................................................     6,000,000     5,905,440
North Carolina Eastern Municipal Power Agency Power System Revenue,
    Refunding, Series A, 6.50%, 1/01/17 ................................................................    25,700,000    26,288,273
    Refunding, Series A, 5.75%, 1/01/26 ................................................................    65,350,000    66,085,841
    Refunding, Series B, 6.25%, 1/01/12 ................................................................     6,875,000     7,182,106
    Refunding, Series B, 6.00%, 1/01/14 ................................................................    14,000,000    14,542,500
    Refunding, Series B, 5.75%, 12/01/16 ...............................................................    14,420,000    14,869,471
    Refunding, Series B, 6.00%, 1/01/22 ................................................................     1,250,000     1,327,038
    Refunding, Series B, 6.25%, 1/01/23 ................................................................    39,030,000    42,608,270
    Refunding, Series B, 5.75%, 1/01/24 ................................................................    35,140,000    35,435,527
    Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ..................................................     4,000,000     4,231,720
    Refunding, Series D, 6.75%, 1/01/26 ................................................................     5,000,000     5,431,100
    Series B, 6.00%, 1/01/05 ...........................................................................     1,355,000     1,419,159
    Series D, 5.875%, 1/01/13 ..........................................................................     5,790,000     6,012,278
    Series D, 6.70%, 1/01/19 ...........................................................................     2,000,000     2,185,220
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
    5.75%, 1/01/15 .....................................................................................    12,435,000    12,622,644
    6.25%, 1/01/17 .....................................................................................     9,720,000    10,083,334
North Carolina State GO, Public Improvement, Series A, 5.10%, 9/01/17 ..................................    21,365,000    22,401,203
University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 ......................     5,000,000     5,014,350
Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co., 6.90%, 4/01/09 .......     5,000,000     5,109,450
Winston-Salem Water and Sewer System Revenue, Refunding, 5.125%, 6/01/28 ...............................    11,000,000    11,111,430
                                                                                                                         -----------
                                                                                                                         310,551,222
                                                                                                                         -----------
NORTH DAKOTA .1%
Ellendale MFHR, Ellendale Manor Apartments Project, 9.75%, 7/01/16 .....................................       232,000       232,473
Mercer County PCR, Basin Electric Power Corp., Refunding, Second Series, AMBAC Insured, 6.05%, 1/01/19 .     9,130,000     9,894,181
Wahpeton MFHR, Evergreen Apartments Project, 9.75%, 7/01/16 ............................................       565,000       565,706
                                                                                                                         -----------
                                                                                                                          10,692,360
                                                                                                                         -----------
OHIO 2.5%
Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 ................................    20,000,000    19,786,600
Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 .......................    17,100,000    19,022,895
Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc., Refunding,
    Series A, 5.625%, 2/01/18 ..........................................................................     6,000,000     4,348,440
    Series E, 6.05%, 10/01/09 ..........................................................................     4,000,000     3,406,720
    Series F, 6.05%, 10/01/09 ..........................................................................     2,750,000     2,342,120
Franklin County Convention Facilities Authority Tax and Lease Revenue, Anticipation Bonds, MBIA Insured,
5.00%, 12/01/27 ........................................................................................     7,500,000     7,504,650
Hamilton County Hospital Facilities Revenue, Children's Hospital Medical Center, Series G, MBIA Insured,
5.00%, 5/15/23 .........................................................................................    10,000,000     9,960,700
Hamilton County Sales Tax, Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 ......................    10,000,000    10,202,100

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                            PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OHIO (CONT.)
Montgomery County Health Systems Revenue, Series B-2, Pre-Refunded, 8.10%, 7/01/18 .....................  $ 12,000,000  $ 14,526,106
Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center, Pre-Refunded,
    5.50%, 12/01/10 ....................................................................................     1,300,000     1,457,157
    5.60%, 12/01/11 ....................................................................................     1,000,000     1,127,800
    5.65%, 12/01/12 ....................................................................................       925,000     1,046,406
Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
    5.375%, 12/01/20 ...................................................................................     4,275,000     4,475,284
    5.45%, 12/01/25 ....................................................................................     3,000,000     3,131,760
Ohio State Air Quality Development Authority Revenue, Dayton Power and Light Co. Project, Refunding,
 6.10%, 9/01/30 ........................................................................................    12,000,000    12,311,400
Ohio State Water Development Authority PCR, Facilities Revenue, Water Control Loan Fund, Water Quality
 Series, MBIA Insured, 5.125%, 6/01/19 .................................................................    18,000,000    18,374,940
Ohio State Water Development Authority Revenue, Dayton Power, Refunding, Series A, 6.40%, 8/15/27 ......     3,250,000     3,353,350
(b)Pickerington Local School District GO, School Facilities Construction and Improvement, FGIC Insured,
   5.00%, 12/01/28 .....................................................................................    10,000,000     9,970,200
University of Akron General Receipts Revenue, FGIC Insured, 5.75%, 1/01/29 .............................    11,305,000    12,144,396
University of Cincinnati COP,
    Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 .....................................     4,000,000     4,035,960
    University Center Project, MBIA Insured, 5.125%, 6/01/24 ...........................................    10,500,000    10,583,055
University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, 5.25%, 6/01/24 ..............     5,000,000     5,118,000
                                                                                                                         -----------
                                                                                                                         178,230,039
                                                                                                                         -----------
OKLAHOMA .8%
Oklahoma State Turnpike Authority Turnpike Revenue, First Senior, 7.875%, 1/01/21 ......................       610,000       616,741
Stillwater Medical Center Authority Revenue,
   Series A, 6.10%, 5/15/09 ............................................................................     3,440,000     3,570,032
   Series B, 6.35%, 5/15/12 ............................................................................     1,200,000     1,230,948
   Series B, 6.50%, 5/15/19 ............................................................................     3,390,000     3,417,968
Tulsa County Home Finance Authority Mortgage Revenue, Series D, GNMA Secured, 6.95%, 12/01/22 ..........       285,000       291,279
Tulsa County Municipal Airport Revenue, American Airlines Inc.,
   7.35%, 12/01/11 .....................................................................................     4,000,000     3,982,840
   6.25%, 6/01/20 ......................................................................................    18,530,000    16,044,386
Tulsa County Parking Authority, Series B,
   6.90%, 12/01/07 .....................................................................................     3,000,000     3,198,810
   7.00%, 12/01/14 .....................................................................................     5,500,000     5,873,340
Tulsa Housing Assistance Corp. Revenue, First Lien, Refunding, 6.80%, 7/01/11 ..........................     2,740,000     2,822,255
Tulsa Industrial Authority Hospital Revenue, St. John Medical Center Project, Series A, Pre-Refunded,
 6.25%, 2/15/14 ........................................................................................     2,000,000     2,253,020
Tulsa Municipal Airport Trust Revenue, Refunding, Series B, 6.00%, 6/01/35 .............................    10,000,000     9,414,500
Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding, 6.00%, 8/15/14 .     4,000,000     3,929,640
                                                                                                                         -----------
                                                                                                                          56,645,759
                                                                                                                         -----------
OREGON .6%
Jackson County School District No. 6 Central Point GO, FGIC Insured, 5.25%, 6/15/20 ....................     4,000,000     4,111,320
Oregon State Department of Administrative Services COP, Series A, AMBAC Insured, 6.00%, 5/01/26 ........    10,000,000    11,679,900

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                             PRINCIPAL
                                                                                                               AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OREGON (CONT.)
Oregon State EDR, Georgia Pacific Corp. Project,
   Refunding, Series 183, 5.70%, 12/01/25 ................................................................  $ 3,500,000  $ 3,432,485
   Series CLVII, 6.35%, 8/01/25 ..........................................................................    5,500,000    5,611,650
Salem-Keizer GO, School District No. 24J, 5.00%, 6/01/19 .................................................   15,055,000   15,224,670
                                                                                                                          ----------
                                                                                                                          40,060,025
                                                                                                                          ----------
PENNSYLVANIA 3.8%
Allegheny County Hospital Development Authority Revenue, Health System, Series A, MBIA Insured,
 6.50%, 11/15/30 .........................................................................................   10,000,000   11,371,700
Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
   5.50%, 12/01/29 .......................................................................................   10,000,000    9,428,000
   Series A, 6.70%, 12/01/20 .............................................................................    5,250,000    5,432,858
Allegheny County Port Authority Special Revenue, Transportation, FGIC Insured, 5.00%, 3/01/29 ............   10,000,000    9,955,000
Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ..........................................................    5,000,000    5,002,850
Butler Area School District GO, FGIC Insured, 5.60%, 4/01/28 .............................................    5,000,000    5,245,550
Cambria County HDA, Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B,
  Connie Lee Insured, Pre-Refunded,
   6.30%, 7/01/08 ........................................................................................    9,600,000   10,054,752
   6.375%, 7/01/18 .......................................................................................   10,740,000   11,254,016
Delaware County Authority University Revenue, Villanova University, Series A, MBIA Insured, 5.00%,
  12/01/18 ...............................................................................................    7,090,000    7,212,232
Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue, FSA
  Insured, 5.75%,
   1/01/22 ...............................................................................................    8,500,000    9,163,935
   1/01/26 ...............................................................................................   10,000,000   10,774,000
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%,
  7/01/17 ................................................................................................    5,000,000    5,589,000
Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A, MBIA Insured,
 6.15%, 8/01/29 ..........................................................................................    4,000,000    4,411,720
Montgomery County IDA, Retirement Community Revenue, Act Retirement-Life Communities, 5.25%, 11/15/28 ....    2,500,000    2,368,850
Pennsylvania EDA,
   Financing Authority Revenue, MacMillan, LP Project, Pre-Refunded, 7.60%, 12/01/20 .....................    5,000,000    5,946,850
   Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%, 12/01/15 ......................   13,500,000   14,257,620
Pennsylvania HFA, Rental Housing, Refunding, FGIC Insured, 6.40%, 7/01/12 ................................   10,590,000   10,920,620
Pennsylvania State Financial Authority Revenue, Municipal Capital Improvements Program, Refunding,
 6.60%, 11/01/09 .........................................................................................   33,280,000   36,081,843
Philadelphia Gas Works Revenue,
   1st Series A, FSA Insured, 5.00%, 7/01/26 .............................................................    5,000,000    4,943,800
   14th Series A, Pre-Refunded, 6.375%, 7/01/26 ..........................................................    1,210,000    1,315,403
   Refunding, 14th Series, 6.375%, 7/01/26 ...............................................................    2,740,000    2,757,837
Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 ............................................................    5,000,000    5,002,700
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
   Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.30%, 1/01/18 ....................    3,275,000    3,379,112
   Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.35%, 1/01/23 ....................    5,690,000    5,872,421
   Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.375%, 1/01/28 ...................    3,700,000    3,818,622
   Temple University Hospital, 5.875%, 11/15/23 ..........................................................    5,000,000    4,846,900
Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 .....................   15,000,000   15,217,350
Philadelphia School District GO, Series A, FSA Insured, 5.75%, 2/01/30 ...................................   14,050,000   15,100,659
Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 .....................................    9,410,000   10,253,418

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
PENNSYLVANIA (CONT.)
Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured, 5.125%, 2/01/35 ...  $ 15,000,000  $ 15,088,050
Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales Tax, AMBAC
   Insured, 5.25%, 2/01/31 .............................................................................     5,000,000     5,069,550
Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding, AMBAC Insured,
   6.15%, 12/01/29 .....................................................................................     5,000,000     5,999,600
                                                                                                                         -----------
                                                                                                                         273,136,818
                                                                                                                         -----------
RHODE ISLAND 1.3%
Providence GO, Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 ..............................     9,900,000    10,828,719
Rhode Island Clean Water Financing Agency Revenue, Safe Drinking Water Providence, Series A, AMBAC
   Insured, 6.70%, 1/01/15 .............................................................................     2,200,000     2,450,712
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
   Series 10-A, 6.50%, 10/01/22 ........................................................................    20,200,000    20,830,038
   Series 10-A, 6.50%, 4/01/27 .........................................................................    13,085,000    13,474,279
   Series 13, 6.70%, 10/01/15 ..........................................................................     6,925,000     7,346,386
   Series 15-A, 6.85%, 10/01/24 ........................................................................    15,000,000    15,750,900
   Series 17-A, 6.25%, 4/01/17 .........................................................................     2,320,000     2,442,890
   Series 17-A, 6.375%, 10/01/26 .......................................................................     2,720,000     2,858,856
Rhode Island Port Authority and EDC Revenue, Shepard Building Project, Series B, AMBAC Insured,
   Pre-Refunded, 6.75%, 6/01/25 ........................................................................     3,000,000     3,367,110
Rhode Island State Health and Educational Building Corp. Revenue,
   Health Facilities, Saint Antoine, Series B, 6.125%, 11/15/29 ........................................     8,400,000     8,863,932
   Health Facilities, Tockwotton Home, Pre-Refunded, 7.25%, 4/15/17 ....................................     3,000,000     3,128,760
   St. Antoine Residence, Pre-Refunded, 6.70%, 11/15/12 ................................................     2,320,000     2,570,305
   St. Antoine Residence, Pre-Refunded, 6.75%, 11/15/18 ................................................     2,750,000     3,049,420
                                                                                                                         -----------
                                                                                                                          96,962,307
                                                                                                                         -----------
SOUTH CAROLINA .6%
Berkeley County School District COP, Berkeley School Facilities Group Inc., AMBAC Insured, Pre-Refunded,
   6.30%, 2/01/16 ......................................................................................     1,800,000     1,980,756
Piedmont Municipal Power Agency Electric Revenue, Refunding,
   6.60%, 1/01/21 ......................................................................................    10,645,000    10,655,326
   Series A, 6.55%, 1/01/16 ............................................................................     7,340,000     7,347,487
   Series A, 5.75%, 1/01/24 ............................................................................     3,150,000     3,057,642
   Series A, AMBAC Insured, 5.75%, 1/01/24 .............................................................     5,050,000     5,061,110
Richland County PCR, Union Camp Corp. Project, Refunding, Series C, 6.55%, 11/01/20 ....................     3,000,000     3,099,960
South Carolina Public Service Authority Revenue, Refunding, Series A, AMBAC Insured, 6.375%, 7/01/21 ...    12,765,000    13,384,485
                                                                                                                         -----------
                                                                                                                          44,586,766
                                                                                                                         -----------
SOUTH DAKOTA .1%
Lawrence County PCR, Black Hills Power and Light Co. Project, Refunding, 6.70%, 6/01/10 ................     5,000,000     5,166,500
South Dakota HDA Revenue, Homeownership Mortgage,
   Series A, 6.30%, 5/01/17 ............................................................................       645,000       680,056
   Series D, 6.65%, 5/01/14 ............................................................................     2,760,000     2,916,133
   Series G, 7.125%, 5/01/14 ...........................................................................       695,000       729,924
                                                                                                                         -----------
                                                                                                                           9,492,613
                                                                                                                         -----------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                             PRINCIPAL
                                                                                                               AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TENNESSEE .6%
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives,
  Refunding, Series A, 5.00%, 12/01/18 ...................................................................  $ 2,150,000  $ 2,120,782
Hamilton County IDB, MFHR, Patten Towers Apartments, Series A,
   6.125%, 8/01/05 .......................................................................................    1,735,000    1,824,179
   6.30%, 8/01/07 ........................................................................................    1,000,000    1,061,780
Johnson City Health and Educational Facilities Board Hospital Revenue, Refunding, First Mortgage
   Mountain States Health, Series A, MBIA Insured, 6.00%, 7/01/21 ........................................    7,000,000    7,614,390
Memphis GO, 5.00%, 4/01/17 ...............................................................................    3,000,000    3,065,940
Memphis-Shelby County Airport Authority Special Facilities and Project Revenue, Federal Express Corp.,
   7.875%, 9/01/09 .......................................................................................   14,690,000   15,151,413
   6.75%, 9/01/12 ........................................................................................    6,520,000    6,724,663
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
  Revenue, Multi-Modal Health Facility, Asset Guaranteed, 5.50%, 5/01/23 .................................      950,000      967,547
(c) Metropolitan Government of Nashville and Davidson County IDBR, Osco Treatment Inc., Refunding
  and Improvement, 6.00%, 5/01/03 ........................................................................    1,859,300      706,534
Tennessee HDA, Homeownership Program, Series 1992, 6.80%, 7/01/17 ........................................    1,265,000    1,299,155
Tennessee State Local Development Authority Revenue, Community Provider Pooled Loan Program,
  Pre-Refunded, 6.45%, 10/01/14 ..........................................................................    2,275,000    2,556,622
                                                                                                                          ----------
                                                                                                                          43,093,005
                                                                                                                          ----------
TEXAS 3.9%
Austin Utility System Revenue, Refunding, FGIC Insured, 6.25%, 5/15/16 ...................................    7,755,000    8,599,442
Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services, Refunding,
 FSA Insured, ETM,
   6.00%, 11/15/15 .......................................................................................    4,500,000    4,941,495
   6.10%, 11/15/23 .......................................................................................    8,300,000    9,174,903
Bexar County HFC MFHR, GO, American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 ..........    6,000,000    6,158,160
Bexar Metropolitan Water District Water Works Systems Revenue, Refunding, MBIA Insured, 5.875%, 5/01/22 ..    2,860,000    3,011,809
Brazos River Authority PCR, Texas Utilities Electric Co. Project, Collateralized, Refunding, Series C,
  5.55%, 6/01/30 .........................................................................................   20,000,000   19,441,000
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue, American Airlines Inc.,
   Refunding,
   6.00%, 11/01/14 .......................................................................................   29,400,000   25,757,046
   Series B, 6.05%, 5/01/29 ..............................................................................    5,000,000    4,865,750
   Series C, 6.15%, 5/01/29 ..............................................................................    6,100,000    5,826,903
Fort Worth Higher Education Financial Corp. Higher Education Revenue, Texas Christian University Project,
   5.00%, 3/15/27 ........................................................................................    4,000,000    3,937,600
Grand Prairie Health Facilities Revenue, Dallas/Fort Worth Medical Center Project, Refunding, AMBAC
  Insured, 6.875%, 11/01/10 ..............................................................................    2,700,000    2,765,556
Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, UXS Corp. Projects, Refunding,
  5.50%, 9/01/17 .........................................................................................    3,250,000    3,236,155
Harris County IDR, Marine Terminal Revenue, Refunding, 6.95%, 2/01/22 ....................................   20,250,000   20,777,513
Houston Water and Sewer System Revenue, Refunding
   Junior lien, Refunding, Series D, FGIC Insured, 5.00%, 12/01/25 .......................................    9,710,000    9,602,413
   Series B, 6.375%, 12/01/14 ............................................................................   21,000,000   21,954,240
Joshua ISD, Refunding, Series B, 6.125%, 2/15/26 .........................................................       20,000       20,058
Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%, 12/01/17 ......................      915,000      973,258

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS (CONT.)
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding,
   Series E, MBIA Insured, 6.10%, 7/01/28 ............................................................  $ 16,500,000   $ 16,872,240
   6.00%, 7/01/28 ....................................................................................    19,200,000     19,449,024
Matagorda County Navigation District No. 1 Revenue, PCR, Collateralized, Houston Lighting and
Power Co., Refunding, Series A, AMBAC Insured, 6.70%, 3/01/27 ........................................     5,500,000      5,683,370
Mesquite HFC, SFMR, Series 1983, 10.75%, 9/01/14 .....................................................       180,000        180,648
North Central Health Facility Development Corp. Revenue, Texas Health Resources System,
 Series B, MBIA Insured, 5.125%, 2/15/22 .............................................................     5,985,000      5,994,516
Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project, Refunding,
 Series A, 5.60%, 4/01/18 ............................................................................     4,500,000      2,737,755
Port Corpus Christi IDC Revenue, Valero, Refunding,
   Series B, 5.40%, 4/01/18 ..........................................................................     4,000,000      3,991,160
   Series C, 5.40%, 4/01/18 ..........................................................................     6,000,000      5,986,740
Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%, 12/01/22 .........    13,000,000     12,671,360
Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of Oklahoma,
 Central Power and Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 ................................     5,000,000      5,453,400
Sabine River Authority PCR,
   Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%, 4/01/18 ..........................     4,000,000      4,394,680
   Texas Utilities Electric Co. Project, Collateralized, Refunding, FGIC Insured, 6.55%, 10/01/22 ....     7,700,000      8,131,431
San Antonio Water Revenue,
   MBIA Insured, 6.50%, 5/15/10 ......................................................................     2,620,000      2,726,293
   MBIA Insured, Pre-Refunded, 6.50%, 5/15/10 ........................................................       175,000        192,042
   senior lien, MBIA Insured, Pre-Refunded, 6.50%, 5/15/10 ...........................................     1,440,000      1,502,726
Tarrant County Health Facilities Development Corp. Health Services Revenue, Health Resources
 System, Series A, MBIA Insured, 5.00%, 2/15/26 ......................................................    10,000,000      9,435,800
Texas Water Development Board Revenue, State Revolving Fund, 6.00%, 7/15/13 ..........................     2,500,000      2,609,800
Travis County HFC, SFMR, Refunding, Series A, 6.95%, 10/01/27 ........................................     3,175,000      3,362,262
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Project,
   Series A, MBIA Insured, 5.50%, 11/01/17 ...........................................................     1,735,000      1,814,793
   Series D, FSA Insured, 5.375%, 11/01/27 ...........................................................    14,400,000     14,592,960
                                                                                                                        -----------
                                                                                                                        278,826,301
                                                                                                                        -----------
US TERRITORIES 2.2%
District of Columbia GO,
   Series A, FSA Insured, 5.375%, 6/01/24 ............................................................     5,000,000      5,129,600
   Series E, MBIA Insured, 6.00%, 6/01/13 ............................................................     3,585,000      3,814,673
   Series E, MBIA Insured, Pre-Refunded, 6.00%, 6/01/13 ..............................................       415,000        447,590
District of Columbia HFA, MFHR, Refunding, Series A,
   7.10%, 9/01/12 ....................................................................................     1,830,000      1,877,928
   7.15%, 3/01/24 ....................................................................................     6,575,000      6,731,880
District of Columbia Redevelopment Land Agency Washington D.C. Sports Arena Special Tax Revenue,
  5.625%, 11/01/10 ...................................................................................       480,000        480,000
District of Columbia Revenue, Catholic University of America, Connie Lee Insured, Pre-Refunded,
  6.45%, 10/01/23 ....................................................................................     5,265,000      5,781,181
District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds, 6.50%, 5/15/33 ..    35,000,000     39,243,750

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
US TERRITORIES (CONT.)
Guam Airport Authority Revenue, Series B,
   6.60%, 10/01/10 ..................................................................................  $    325,000  $    339,268
   6.70%, 10/01/23 ..................................................................................     1,000,000     1,038,840
Guam Government Limited Obligation Highway Revenue, Refunding, Series A, FSA Insured, 6.30%,
  5/01/12 ...........................................................................................       280,000       291,332
Guam Power Authority Revenue, Series A, 5.25%, 10/01/23 .............................................       200,000       201,040
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%, 3/15/28 .....       980,000       953,677
Puerto Rico Commonwealth GO,
   AMBAC Insured, 5.40%, 7/01/25 ....................................................................       250,000       258,875
   Pre-Refunded, 6.50%, 7/01/23 .....................................................................       250,000       280,558
   Public Improvement, Refunding, 5.75%, 7/01/17 ....................................................       250,000       287,828
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
   Series A, 5.00%, 7/01/38 .........................................................................     2,500,000     2,466,725
   Series Y, 5.50%, 7/01/26 .........................................................................     1,150,000     1,189,365
   Series Y, 5.00%, 7/01/36 .........................................................................    59,000,000    59,300,900
   Series Y, 5.50%, 7/01/36 .........................................................................     7,000,000     7,397,390
Puerto Rico Commonwealth Urban Renewal and Housing Corp. Commonwealth Appropriation, Refunding,
 7.875%, 10/01/04 ...................................................................................     1,735,000     1,746,295
Puerto Rico Electric Power Authority Revenue,
   Series R, Pre-Refunded, 6.25%, 7/01/17 ...........................................................       100,000       104,245
   Series T, 5.50%, 7/01/20 .........................................................................       400,000       407,676
   Series X, 5.50%, 7/01/25 .........................................................................       200,000       204,092
Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage, First Portfolio,
6.25%, 4/01/29 ......................................................................................       130,000       136,635
Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing Authority
 Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 .....................................................       350,000       366,580
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue,
   Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .....................................................       850,000       826,889
   Teacher's Retirement System Revenue Series B, 5.50%, 7/01/21 .....................................       250,000       260,720
Puerto Rico PBA Revenue, Public Education and Health Facilities, Refunding, Series M, 5.75%, 7/01/15        900,000       941,427
University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ..........................       285,000       291,196
Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding, Series A,
   5.50%, 10/01/18 ..................................................................................     1,400,000     1,450,764
   5.50%, 10/01/22 ..................................................................................     6,485,000     6,584,999
   5.625%, 10/01/25 .................................................................................     1,900,000     1,948,697
Virgin Islands PFA Revenue, sub. lien, Fund Loan Notes, Refunding, Series D, 5.50%,
   10/01/02 .........................................................................................     1,700,000     1,735,343
   10/01/03 .........................................................................................     1,850,000     1,918,950
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%, 7/01/18 .........       500,000       498,865
                                                                                                                      -----------
                                                                                                                      156,935,773
                                                                                                                      -----------
UTAH .6%
Carbon County Solid Waste Disposal Revenue, Laidlaw Inc. Project, Refunding, Series A, 7.50%, 2/01/10     5,050,000     5,243,314
Intermountain Power Agency Power Supply Revenue,
   Refunding, ETM, 6.15%, 7/01/14 ...................................................................    16,225,000    18,161,129
   Series A, 6.15%, 7/01/14 .........................................................................     8,775,000     9,577,211

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
UTAH (CONT.)
Salt Lake County College Revenue, Westminster College Project,
   5.70%, 10/01/17 ...............................................................................      $ 1,000,000      $ 1,035,090
   5.75%, 10/01/27 ...............................................................................        1,000,000        1,019,320
   5.625%, 10/01/28 ..............................................................................        3,305,000        3,342,875
Utah State HFA,
   Refunding, Series A, FNMA Insured, 6.50%, 5/01/19 .............................................        2,945,000        3,035,353
   SFM, Refunding, 6.80%, 1/01/12 ................................................................          215,000          221,031
   SFM, Series B, 6.55%, 7/01/19 .................................................................          920,000          967,113
   SFM, Series B, 6.55%, 7/01/26 .................................................................        2,065,000        2,163,397
   SFM, Series C-1, 6.80%, 7/01/12 ...............................................................          100,000          102,792
   SFM, Series E-1, 6.65%, 7/01/20 ...............................................................          650,000          683,222
                                                                                                                          ----------
                                                                                                                          45,551,847
                                                                                                                          ----------
VERMONT .3%
Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher
  Allen Health, Series A, AMBAC Insured, 6.125%, 12/01/27 ........................................       13,000,000       14,208,350
Vermont HFA, SFHR, Series 5, 7.00%, 11/01/27 .....................................................        7,715,000        8,106,536
                                                                                                                          ----------
                                                                                                                          22,314,886
                                                                                                                          ----------
VIRGINIA .4%
Danville IDA, Hospital Revenue,
   Danville Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/24 .................        5,840,000        6,537,938
   Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/19 ..........................        5,885,000        6,588,316
Henrico County IDA, Public Facilities Lease Revenue, Regional Jail Project,
  Pre-Refunded, 6.00%, 8/01/15 ...................................................................        7,250,000        8,045,978
Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured,
  5.125%, 7/01/18 ................................................................................        2,000,000        2,055,460
Virginia State HDA, Commonwealth Mortgage, Series C, Sub Series C-6, 6.25%, 1/01/15 ..............        5,120,000        5,231,770
                                                                                                                          ----------
                                                                                                                          28,459,462
                                                                                                                          ----------
WASHINGTON 3.3%
Aberdeen GO, Series A, MBIA Insured, 5.80%, 12/01/12 .............................................          100,000          107,252
Bellevue Water and Sewer Revenue, Refunding, 5.875%, 7/01/10 .....................................          100,000          106,046
Bellingham Housing Authority Revenue,
   Cascade Meadows Project, Pre-Refunded, 7.10%, 11/01/23 ........................................          200,000          225,658
   Pacific Rim and Cascade Meadows Project, Refunding, MBIA Insured, 5.20%, 11/01/27 .............          200,000          200,928
Chelan County PUD No. 1,
   Cheland Hydro Consolidated System Revenue, Series A, 5.65%, 7/01/32 ...........................        5,000,000        5,052,150
   Consolidated Revenue, Chelan Hydroelectric Division I Project, Series A, FSA Insured,
    5.25%, 7/01/33 ...............................................................................          200,000          199,068
Clark County PUD No. 1 Generating Systems Revenue, FSA Insured, 5.50%, 1/01/25 ...................       15,015,000       15,482,117
Clark County Sewer Revenue, MBIA Insured, 5.70%, 12/01/16 ........................................          200,000          224,328
Conservation and Renewable Energy System Revenue, Washington Conservation Project,
  6.50%, 10/01/14 ................................................................................          400,000          445,524
Douglas County PUD No. 1 Electric Systems Revenue, MBIA Insured, 6.00%, 1/01/15 ..................          100,000          108,535
Federal Way GO, Refunding, 5.85%, 12/01/21 .......................................................          100,000          102,679
Grant County PUD No. 2,
   Priest Rapids Hydroelectric Revenue, Second Series, Series B, MBIA Insured,
    5.875%, 1/01/26 ..............................................................................          100,000          105,283
   Wanapum Hydroelectric Revenue, Refunding, Second Series, Series A, MBIA Insured,
   5.20%, 1/01/23 ................................................................................          250,000          252,465

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
WASHINGTON (CONT.)
King County GO,
   Sewer District, 5.875%, 1/01/15 ...............................................................      $   100,000      $   106,949
   Sewer, Refunding, Series C, 6.25%, 1/01/32 ....................................................        8,715,000        9,467,889
King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 ....................          175,000          181,979
King County School District No. 400, Mercer Island, 5.90%, 12/01/15 ..............................          100,000          111,893
King County School District No. 412, Shoreline, Pre-Refunded, 6.10%, 6/01/13 .....................          100,000          110,782
King County School District No. 415, Kent, FSA Insured, 5.875%, 6/01/16 ..........................          200,000          223,576
Lewis County PUD No. 1, Cowlitz Falls Hydroelectric Project Revenue, 6.00%, 10/01/24 .............          200,000          200,366
Pierce County EDC, Solid Waste Revenue,
   Occidental Petroleum Corp., 5.80%, 9/01/29 ....................................................        4,375,000        4,356,625
   Steilacoom, Refunding, 6.60%, 8/01/22 .........................................................       32,480,000       33,516,437
Pierce County Sewer Revenue, 5.70%, 2/01/17 ......................................................          100,000          103,136
Pilchuck Development Public Corp. Special Facilities Airport Revenue, Tramco Project,
   B.F. Goodrich, 6.00%, 8/01/23 .................................................................          800,000          808,432
Port Moses Lake Public Corp., Union Carbide Corp.,
   7.50%, 8/01/04 ................................................................................        2,100,000        2,103,171
   7.875%, 8/01/06 ...............................................................................        1,000,000        1,001,570
Port of Seattle Revenue, Series B,
   6.00%, 11/01/17 ...............................................................................          180,000          186,835
   Pre-Refunded, 6.00%, 11/01/17 .................................................................           20,000           20,759
Port Seattle Revenue, Refunding, Series A, FGIC Insured, 5.00%, 4/01/31 ..........................       15,000,000       14,772,000
Seatac GO, MBIA Insured, Pre-Refunded, 6.50%, 12/01/13 ...........................................        3,210,000        3,549,393
Seattle Housing Authority Low Income Housing Assistance Revenue, Kin On Project,
   7.40%, 11/20/36 ...............................................................................           99,000          111,931
Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 .......................................       10,000,000       10,150,000
Seattle Municipality Metropolitan Sewer Revenue, Refunding, Series V, 6.20%, 1/01/32 .............        9,880,000       10,131,051
Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ......................................          300,000          300,414
Snohomish County GO, MBIA Insured, 5.90%, 12/01/15 ...............................................          100,000          109,806
Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 ...............................          200,000          210,478
Snohomish County PUD No. 1 Electric Revenue, Generation System, Refunding, FGIC Insured,
  6.00%, 1/01/18 .................................................................................          200,000          212,638
Snohomish County PUD No. 1 Water Revenue, 5.85%, 11/01/17 ........................................          100,000          100,620
Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ...................................................        7,000,000        8,432,410
Spokane County GO, Refunding, 6.00%, 12/01/14 ....................................................          130,000          143,077
Spokane County Water District No. 3 Water Revenue, Refunding, 5.90%, 1/01/14 .....................          100,000          100,242
Sunnyside GO, MBIA Insured, 6.10%, 12/01/14 ......................................................          100,000          110,393
Tacoma Electric System Revenue, Refunding, FGIC Insured, 6.25%, 1/01/15 ..........................          200,000          219,426
Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ..............................................          300,000          308,913
Tacoma Refuse Utility Revenue, AMBAC Insured, Pre-Refunded, 7.00%, 12/01/19 ......................          100,000          114,885
University of Washington Alumni Association Lease Revenue, Medical Center Roosevelt II,
   FSA Insured, 6.30%, 8/15/14 ...................................................................        4,500,000        4,935,375
Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ......................       10,120,000       10,310,762
Washington State Health Care Facilities Authority Revenue,
   Children's Hospital and Regional Medical Center, FSA Insured, 5.00%, 10/01/28 .................          600,000          589,518
   Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 ........................................          250,000          246,800
   Providence Services, MBIA Insured, 5.50%, 12/01/26 ............................................        6,000,000        6,154,800
Washington State Higher Education Facilities Authority Revenue, Pacific Lutheran
  University Project, Refunding, Connie Lee Insured, 5.70%, 11/01/26 .............................          200,000          207,098

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                        PRINCIPAL
                                                                                                          AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
WASHINGTON (CONT.)
Washington State Housing Finance Commission SF Program,
   Series 1A-1, GNMA Secured, 6.25%, 6/01/16 ...................................................      $     95,000      $    100,870
   Series 1A-3, GNMA Secured, 6.15%, 12/01/15 ..................................................           200,000           211,478
   Series 2N, GNMA Secured, 6.05%, 12/01/16 ....................................................            90,000            96,091
   Series 3A, GNMA Secured, 5.75%, 12/01/28 ....................................................           175,000           179,961
Washington State Housing Finance Commission SFMR, MBS Program, Series A, GNMA Secured,
   7.05%, 7/01/22 ..............................................................................            20,000            20,785
Washington State Motor Vehicle Fuel Tax GO, Series D, 6.00%, 9/01/20 ...........................           240,000           258,960
Washington State Public Power Supply System Revenue,
   Nuclear Project No. 1, Refunding, Series A, 6.05%, 7/01/12 ..................................        35,355,000        38,267,191
   Nuclear Project No. 1, Refunding, Series A, MBIA Insured, 6.25%, 7/01/17 ....................        19,965,000        20,838,950
   Nuclear Project No. 2, Refunding, Series A, 6.00%, 7/01/09 ..................................        18,330,000        19,784,450
   Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 ..................................         7,700,000         8,983,282
   Nuclear Project No. 2, Series A, 6.25%, 7/01/12 .............................................         3,200,000         3,341,472
                                                                                                                         -----------
                                                                                                                         238,717,952
                                                                                                                         -----------
WEST VIRGINIA .7%
   Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project,
   6.50%, 4/01/25 ..............................................................................         3,500,000         3,668,175
   Refunding, 5.40%, 5/01/25 ...................................................................        10,000,000         9,664,400
Putnam County PCR, FMC Corp. Project, Refunding, 5.625%, 10/01/13 ..............................         1,700,000         1,726,435
Tyler County PCR, Union Carbide Corp., 7.625%, 8/01/05 .........................................         2,400,000         2,732,208
West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ................................        10,000,000        10,181,700
West Virginia State Hospital Finance Authority Hospital Revenue, Logan General
Hospital Project, Refunding and Improvement, 7.25%, 7/01/20 ....................................         7,000,000         4,257,890
West Virginia State Housing Development Fund, Housing Finance, Series D,
   7.00%, 5/01/17 ..............................................................................         6,000,000         6,212,100
   7.05%, 11/01/24 .............................................................................         9,000,000         9,305,370
                                                                                                                         -----------
                                                                                                                          47,748,278
                                                                                                                         -----------
WISCONSIN 1.1%
Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 .....................................         2,200,000         2,258,476
Madison Industrial IDR, Madison Gas and Electric Co. Project, Series A, 6.75%, 4/01/27 .........         4,220,000         4,345,798
Wisconsin Housing and EDA, Homeownership Revenue,
   Refunding, Series A, 6.10%, 11/01/10 ........................................................         9,190,000         9,787,901
   Series 1, 6.75%, 9/01/15 ....................................................................         9,680,000         9,945,910
   Series 1, 6.75%, 9/01/17 ....................................................................         2,825,000         2,901,501
   Series A, 6.90%, 3/01/16 ....................................................................         1,985,000         2,089,490
   Series A, 6.45%, 3/01/17 ....................................................................         5,500,000         5,754,320
   Series A, 7.10%, 3/01/23 ....................................................................         2,845,000         2,911,516
   Series B, 7.05%, 11/01/22 ...................................................................         3,000,000         3,082,230
Wisconsin State Health and Educational Facilities Authority Revenue,
   Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 .......................        21,050,000        21,383,643
   Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 ......................................         1,500,000         1,493,475
   Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 ......................................         1,000,000           975,490
   Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 ..................................         6,500,000         7,158,905
   Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 ..................................         7,500,000         8,235,075
                                                                                                                         -----------
                                                                                                                          82,323,730
                                                                                                                         -----------

FRANKLIN FEDERAL TAX-FREE INCOME FUND


                                                                                                      PRINCIPAL
                                                                                                        AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
WYOMING .2%
Wyoming CDA,
   Housing Revenue, Refunding, Series 6, 6.10%, 12/01/28 .......................................    $   11,540,000    $   12,091,958
   MFMR, Series A, 6.95%, 6/01/24 ..............................................................         3,460,000         3,556,534
   MFMR, Series A, Pre-Refunded, 6.90%, 6/01/12 ................................................         1,240,000         1,275,538
   SFMR, Series G, 7.25%, 6/01/21 ..............................................................           175,000           179,110
                                                                                                                       -------------
                                                                                                                          17,103,140
                                                                                                                       -------------
TOTAL BONDS ....................................................................................                       6,720,512,171
                                                                                                                       -------------
ZERO COUPON/STEP-UP BONDS 4.0%
Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish
Memorial Hospital Project, Series A, Connie Lee Insured, 12/01/22 ..............................        11,040,000         9,184,507
Chicago RMR, Refunding, Series B, MBIA Insured, 10/01/09 .......................................         2,075,000         1,195,304
Coldwater Community Schools, MBIA Insured, Pre-Refunded, 5/01/18 ...............................         5,935,000         2,489,258
Colorado Springs Airport Revenue, Series C,
   01/01/03 ....................................................................................         1,660,000         1,602,215
   01/01/05 ....................................................................................         1,610,000         1,428,344
   01/01/07 ....................................................................................         1,675,000         1,336,315
   01/01/08 ....................................................................................           800,000           602,120
   01/01/11 ....................................................................................         1,450,000           919,286
Cook County GO, Community Consolidated School District No. 54, Schaumburg Township,
Series B, FGIC Insured, Pre-Refunded,
   01/01/07 ....................................................................................         3,505,000         2,663,309
   01/01/08 ....................................................................................         4,800,000         3,413,040
   01/01/09 ....................................................................................         4,380,000         2,911,561
   01/01/10 ....................................................................................         5,760,000         3,588,192
Director of State Department of Business and Industry Revenue, Las Vegas Monorail Project,
  AMBAC Insured, 01/01/25 ......................................................................         3,080,000           900,869
   01/01/26 ....................................................................................         3,815,000         1,058,167
   01/01/27 ....................................................................................         3,000,000           789,090
   01/01/28 ....................................................................................        13,315,000         3,312,772
   01/01/29 ....................................................................................         8,410,000         1,978,789
District of Columbia Revenue, Capital Appreciation, Georgetown University,
   MBIA Insured, 04/01/22 ......................................................................        12,870,000         4,015,183
   MBIA Insured, 04/01/23 ......................................................................        14,160,000         4,147,606
   Series A, MBIA Insured, 04/01/20 ............................................................         8,860,000         3,180,208
Florida State Mid-Bay Bridge Authority Revenue, Series A, senior lien, AMBAC Insured,
   10/01/23 ....................................................................................         5,000,000         1,542,350
   10/01/24 ....................................................................................         3,000,000           874,830
Foothill/Eastern Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, 01/15/24 ...................................................        65,000,000        17,760,600
   Convertible Capital Appreciation, Refunding, 01/15/23 .......................................        35,000,000        23,642,150
Harrison Community Schools GO, AMBAC Insured, 5/01/20 ..........................................         6,000,000         2,138,580
Hays Consolidated ISD, Capital Appreciation,
   08/15/19 ....................................................................................         5,285,000         1,971,146
   08/15/21 ....................................................................................         8,420,000         2,742,394
   08/15/22 ....................................................................................         8,470,000         2,581,741

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A,
        08/15/07 ........................................................................    $    1,640,000    $    1,324,677
        08/15/08 ........................................................................         4,505,000         3,458,173
        08/15/09 ........................................................................         4,580,000         3,340,194
        08/15/10 ........................................................................         4,620,000         3,207,666
        08/15/13 ........................................................................         6,825,000         4,008,459
        08/15/14 ........................................................................         6,860,000         3,803,184
        08/15/16 ........................................................................         7,005,000         3,435,392
        08/15/17 ........................................................................         7,115,000         3,279,304
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare
 Inc., Refunding, Series B, MBIA Insured,10/01/18 .......................................        10,000,000         4,198,500
Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc.,
Series C, MBIA Insured, zero cpn. to 10/01/05,
        6.05% thereafter, 10/01/19 ......................................................        11,080,000         9,461,655
        6.10% thereafter, 10/01/21 ......................................................         8,925,000         7,557,333
        6.15% thereafter, 10/01/23 ......................................................        16,945,000        14,332,928
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
        Capital Appreciation, Series A, FGIC Insured, 06/15/09 ..........................         9,510,000         6,987,948
        Capital Appreciation, Series A, FGIC Insured, Pre-Refunded, ETM, 06/15/09 .......         1,490,000         1,100,589
        McCormick Place Expansion Project, Series A, FGIC Insured, 06/15/10 .............         8,000,000         5,602,480
        McCormick Place Expansion Project, Series A, FGIC Insured, 06/15/11 .............         9,690,000         6,449,955
        McCormick Place Expansion Project, Series A, FGIC Insured, 06/15/12 .............           250,000           252,810
        McCormick Place Expansion Project, Series A, FGIC Insured, Pre-Refunded, 06/15/12        11,550,000        12,002,529
        McCormick Place Exposition, Series A, FGIC Insured, 06/15/08 ....................         7,185,000         5,551,418
        McCormick Place Exposition, Series A, FGIC Insured, ETM, 06/15/08 ...............         1,315,000         1,019,322
Miami-Dade County Special Obligation, sub. lien, Series B, MBIA Insured, 10/01/34 .......         5,500,000           887,590
Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, 01/01/08 ...........         5,250,000         4,156,583
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
        01/15/21 ........................................................................        50,000,000        37,923,500
        senior lien, ETM, 01/01/23 ......................................................         7,000,000         2,402,190
Shreveport Water and Sewer Revenue, Series B, FGIC Insured,
        12/01/07 ........................................................................           490,000           343,039
        12/01/08 ........................................................................         2,530,000         1,649,332
        12/01/09 ........................................................................         4,080,000         2,478,070
        12/01/10 ........................................................................         5,630,000         3,185,567
University of Illinois Revenues, AMBAC Insured, 04/01/10 ................................        14,250,000        10,064,633
Washington State Public Power Supply System Revenue, Nuclear Project No. 3, Refunding,
        Series B, 07/01/12 ..............................................................         6,400,000         3,946,112
        07/01/13 ........................................................................        11,000,000         6,400,790
        07/01/14 ........................................................................        15,000,000         8,317,085
                                                                                                                -------------
TOTAL ZERO COUPON/STEP-UP BONDS .........................................................                         286,098,933
                                                                                                                -------------
TOTAL LONG TERM INVESTMENTS (COST $6,642,810,911) .......................................                       7,006,611,104
                                                                                                                =============

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                              PRINCIPAL
                                                                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
(a)  SHORT TERM INVESTMENTS 1.6%
     FLORIDA .4%
     Brevard County Health Facilities Authority Revenue, Wuesthoff Memorial Hospital
        Project, Weekly VRDN and Put, 2.00%, 8/01/31 ...................................    $ 5,000,000    $ 5,000,000
     Hillsborough County IDA, PCR, Daily VRDN and Put, 1.45%, 5/15/18 ..................      5,650,000      5,650,000
     Jacksonville Educational Facilities Revenue, Jacksonville University Project,
        Weekly VRDN and Put, 2.00%, 10/01/22 ...........................................      1,000,000      1,000,000
     Jacksonville PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and
        Put, 1.65%, 5/01/29 ............................................................     10,000,000     10,000,000
     Jacksonville Revenue, YMCA Florida First Coast Project, Weekly VRDN and Put, 2.00%,
        3/01/18.........................................................................        900,000        900,000
     Orange County School Board COP, Series B, Daily VRDN and Put, 1.40%,  8/01/25 .....      5,900,000      5,900,000
                                                                                                           -----------
                                                                                                            28,450,000
                                                                                                           -----------
     GEORGIA .2%
     Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle,
        1st Series, Daily VRDN and Put, 1.60%, 4/01/32 .................................      4,000,000      4,000,000
        4th Series, Daily VRDN and Put, 1.40%, 9/01/25 .................................      1,400,000      1,400,000
     Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 1.90%, 11/01/15 .........      6,100,000      6,100,000
     Monroe County Development Authority PCR, Georgia Power Co., Plant Scherer, Daily
        VRDN and Put, 1.30%, 9/01/29 ...................................................      2,900,000      2,900,000
                                                                                                           -----------
                                                                                                            14,400,000
                                                                                                           -----------
     LOUISIANA .1%
     East Baton Rouge Parish PCR, Exxon Project, Refunding, Daily VRDN and Put, 1.65%,
        11/01/19 .......................................................................      2,600,000      2,600,000
     Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and
        Put, 2.20%, 12/01/15 ...........................................................        100,000        100,000
     Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc.
        Project, First Stage, ACES, Refunding, Weekly VRDN and Put, 1.40%, 9/01/06 .....      4,500,000      4,500,000
                                                                                                           -----------
                                                                                                             7,200,000
                                                                                                           -----------
     NEW JERSEY .1%
     New Jersey EDA Revenue, El Dorado Terminals, Refunding, Series A, Daily VRDN and
        Put, 1.30%, 12/01/21 ...........................................................      3,300,000      3,300,000
        1.55%, 12/01/21 ................................................................      1,300,000      1,300,000
     Union County IPC, Financing Authority Revenue, Exxon Project, Refunding, Daily
        VRDN and Put, 1.20%, 10/01/24 ..................................................        100,000        100,000
                                                                                                           -----------
                                                                                                             4,700,000
                                                                                                           -----------

     NORTH CAROLINA .1%
     Charlotte-Mecklenberg Hospital Authority Health Care System Revenue, Series B,
        Weekly VRDN and Put, 2.05%, 1/15/26 ............................................      2,550,000      2,550,000
     North Carolina Medical Care Commission Hospital Revenue, Pooled Financing Project,
        ACES, Series B, Daily VRDN and Put, 1.40%, 10/01/13 ............................      1,000,000      1,000,000
     Series A, Daily VRDN and Put, 1.35%, 10/01/16 .....................................      1,400,000      1,400,000
                                                                                                           -----------
                                                                                                             4,950,000
                                                                                                           -----------

     PENNSYLVANIA .5%
     Allegheny County IDAR, Longwood at Oakmont Project, Series B, Daily VRDN and Put,
        1.30%, 7/01/27 .................................................................        505,000        505,000
     Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, 2.00%, 12/01/28      5,500,000      5,500,000
     Gettysburg Area IDAR, Brethren Home Community Project, Series A, Weekly VRDN and
        Put, 2.00%, 6/01/24 ............................................................      1,000,000      1,000,000
     Lehigh County General Purpose Authority Revenue, St. Lukes Hospital Project, Daily
        VRDN and Put, 1.40%, 7/01/31 ...................................................      4,500,000      4,500,000
     York General Authority Pooled Financing Revenue, Sub Series 1996-B, AMBAC Insured,
        Weekly VRDN and Put, 2.00%, 9/01/26 ............................................     24,285,000     24,285,000
                                                                                                           -----------
                                                                                                            35,790,000
                                                                                                           -----------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                PRINCIPAL
                                                                                                  AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
(a)  SHORT TERM INVESTMENTS (CONT.)
     TEXAS
     Port Arthur Navigation District IDC, American Petrofina Inc., Daily
       VRDN and Put, 1.50%, 5/01/03 ....................................................    $      500,000    $      500,000
                                                                                                              --------------
     US TERRITORIES .2%
     Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA Insured,
       Weekly VRDN and Put, 1.43%, 12/01/15 ............................................         4,100,000         4,100,000
     Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series A,
       AMBAC Insured, Weekly VRDN and Put, 1.65%, 7/01/28 ..............................        10,500,000        10,500,000
                                                                                                              --------------
                                                                                                                  14,600,000
                                                                                                              --------------
     VIRGINIA .1%
     Roanoke IDA, Hospital Revenue,
        Carilion Health System, Series B, Daily VRDN and Put, 1.55%, 7/01/27 ...........           200,000           200,000
        Roanoke Memorial Hospital Project, Series C, Weekly VRDN and Put, 1.40%, 7/01/19         3,900,000         3,900,000
     Waynesboro IDAR, Residential Care Facilities, Sunny Side Presbyterian Home,
        Refunding, Daily VRDN and Put, 1.35%, 12/15/28 .................................         1,000,000         1,000,000
                                                                                                              --------------
                                                                                                                   5,100,000
                                                                                                              --------------
     TOTAL SHORT TERM INVESTMENTS (COST $115,690,000) ..................................                         115,690,000
                                                                                                              --------------
     TOTAL INVESTMENTS (COST $6,758,500,911) 98.8% .....................................                       7,122,301,104
     OTHER ASSETS, LESS LIABILITIES 1.2% ...............................................                          89,327,446
                                                                                                              --------------
     NET ASSETS 100.0% .................................................................                      $7,211,628,550
                                                                                                              ==============


See Glossary of terms on page 46.

(a) Variable rate demand notes (VRNDs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(c) See Note 6 regarding defaulted securities.


                     See notes to financial statements.                      45

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)


GLOSSARY OF TERMS
-------------------------------------------------------------------------------------------------------------
ACES      - Adjustable Convertible Exempt Securities  USD                        - Unified School District
AMBAC     - American Municipal Bond Assurance Corp.   VRDN                       - Variable Rate Demand Notes
BIG       - Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name).
CDA       - Community Development Authority/Agency
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
EDA       - Economic Development Authority
EDC       - Economic Development Corp.
EDR       - Economic Development Revenue
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FI/GML    - Federally Insured or Guaranteed Mortgage Loans
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDA       - Housing Development Authority/Agency
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
HFC       - Housing Finance Corp.
HMR       - Home Mortgage Revenue
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority/Agency Revenue
IDB       - Industrial Development Board
IDBR      - Industrial Development Board Revenue
IDC       - Industrial Development Corp.
IDR       - Industrial Development Revenue
IPC       - Industrial Pollution Control
ISD       - Independent School District
LP        - Limited Partnership
MBIA      - Municipal Bond Investors Assurance Corp.
MBS       - Mortgage Backed Securities
MF        - Multi-Family
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
PBA       - Public Building Authority
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFA       - Public Finance Authority
PUD       - Public Utility District
RDA       - Redevelopment Authority/Agency
RDAR      - Redevelopment Authority/Agency Revenue
RMR       - Residential Mortgage Revenue
SF        - Single Family
SFHR      - Single Family Housing Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001 (UNAUDITED)


Assets:
  Investments in securities:
    Cost ................................................................................    $ 6,758,500,911
                                                                                             ===============
    Value ...............................................................................      7,122,301,104
  Cash ..................................................................................             93,192
  Receivables:
    Capital shares sold .................................................................         11,659,564
    Interest ............................................................................        121,384,477
                                                                                             ---------------
      Total assets ......................................................................      7,255,438,337
                                                                                             ---------------
Liabilities:
 Payables:
  Investment securities purchased .......................................................         32,050,697
  Capital shares redeemed ...............................................................          4,765,405
  Affiliates ............................................................................          3,812,712
  Shareholders ..........................................................................          2,931,136
Other liabilities .......................................................................            249,837
                                                                                             ---------------
      Total liabilities .................................................................         43,809,787
                                                                                             ---------------
        Net assets, at value ............................................................    $ 7,211,628,550
                                                                                             ===============
Net assets consist of:
  Undistributed net investment income ...................................................    $     2,676,868
  Net unrealized appreciation ...........................................................        363,800,193
  Accumulated net realized loss .........................................................        (41,908,611)
  Capital shares ........................................................................      6,887,060,100
                                                                                             ---------------
        Net assets, at value ............................................................    $ 7,211,628,550
                                                                                             ===============
CLASS A:
  Net asset value per share(a) ($6,739,888,929 / 559,829,423 shares outstanding) ........    $         12.04
                                                                                             ===============
  Maximum offering price per share ($12.04 / 95.75%) ....................................    $         12.57
                                                                                             ===============
CLASS B:
  Net asset value and maximum offering price per share(a) ($180,607,236 / 15,011,394
  shares outstanding) ...................................................................    $         12.03
                                                                                             ===============
CLASS C:
  Net asset value per share(a) ($291,132,385 / 24,194,244 shares outstanding) ...........    $         12.03
                                                                                             ===============
  Maximum offering price per share ($12.03 / 99.00%) ....................................    $         12.15
                                                                                             ===============


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                     See notes to financial statements.                      47

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)


Investment income:
  Interest .........................................    $204,850,191
                                                        ------------
Expenses:
  Management fees (Note 3) .........................      16,020,914
  Distribution fees (Note 3)
        Class A ....................................       2,839,345
        Class B ....................................         492,221
        Class C ....................................         875,394
  Transfer agent fees (Note 3) .....................       1,788,711
  Custodian fees ...................................          29,677
  Reports to shareholders ..........................         125,169
  Registration and filing fees .....................         100,338
  Professional fees ................................          50,842
  Directors' fees and expenses .....................          69,411
  Other ............................................          95,732
                                                        ------------
        Total expenses .............................      22,487,754
                                                        ------------
        Net investment income ......................     182,362,437
                                                        ------------
Realized and unrealized gains:
  Net realized gain from investments ...............         553,974
  Net unrealized appreciation on investments .......     156,514,143
                                                        ------------
Net realized and unrealized gain ...................     157,068,117
                                                        ------------
Net increase in net assets resulting from operations    $339,430,554
                                                        ============


48                     See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED APRIL 30, 2001

                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                OCTOBER 31, 2001     APRIL 30, 2001
                                                                -----------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................................    $   182,362,437     $   367,159,903
    Net realized gain from investments .....................            553,974           5,497,147
    Net unrealized appreciation on investments .............        156,514,143         202,013,177
                                                                -----------------------------------
        Net increase in net assets resulting from operations        339,430,554         574,670,227
  Distributions to shareholders from:
    Net investment income:
      Class A ..............................................       (173,077,334)       (354,181,418)
      Class B ..............................................         (3,418,559)         (4,293,765)
      Class C ..............................................         (6,177,158)        (10,689,979)
                                                                -----------------------------------
 Total distributions to shareholders .......................       (182,673,051)       (369,165,162)
 Capital share transactions: (Note 2)
      Class A ..............................................        160,373,132         (86,183,707)
      Class B ..............................................         56,770,230          52,201,052
      Class C ..............................................         43,034,640          35,879,125
                                                                -----------------------------------
 Total capital share transactions ..........................        260,178,002           1,896,470
        Net increase in net assets .........................        416,935,505         207,401,535
Net assets
 Beginning of period .......................................      6,794,693,045       6,587,291,510
                                                                -----------------------------------
 End of period .............................................    $ 7,211,628,550     $ 6,794,693,045
                                                                ===================================
Undistributed net investment income included in net assets:
 End of period .............................................    $     2,676,868     $       690,252
                                                                ===================================


                     See notes to financial statements.                      49

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on a yield to maturity basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

e. AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to May 1, 2001, de minimus market discount on fixed-income securities was included in realized gains and losses. The cumulative effect of this accounting change resulted in an increase of $2,297,230 in the recorded cost of investments and a corresponding decrease in net unrealized appreciation.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (continued)


1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. AUDIT GUIDE (CONT.)

The effect of this change for the period ended October 31, 2001 was to increase net investment income by $170,117, increase unrealized gains by $129,450, and decrease realized gains by $299,567. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.


2.CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2001, there were ten billion shares of no par value stock authorized, of which three billion each were designated as Class A and Class C, and one hundred million were designated as Class B. Transactions in the Fund's shares were as follows:


                                                              SIX MONTHS ENDED                            YEAR ENDED
                                                              OCTOBER 31, 2001                          APRIL 30, 2001
                                                     -------------------------------------------------------------------------
                                                        SHARES             AMOUNT                  SHARES            AMOUNT
                                                     -------------------------------------------------------------------------
CLASS A SHARES:
Shares sold ..................................        40,733,943       $ 485,320,469            65,466,951      $ 763,099,239
Shares issued in reinvestment of distributions         6,263,712          74,363,712            12,897,807        149,860,717
Shares redeemed ..............................       (33,494,677)       (399,311,049           (85,958,611)      (999,143,663)
                                                     -------------------------------------------------------------------------
Net increase (decrease) ......................        13,502,978       $ 160,373,132            (7,593,853)     $ (86,183,707)
                                                     -------------------------------------------------------------------------
CLASS B SHARES:
Shares sold ..................................         4,972,415       $  59,318,640             4,857,973      $  56,929,781
Shares issued in reinvestment of distributions           156,642           1,861,019               197,540          2,300,308
Shares redeemed ..............................          (370,198)         (4,409,429)             (603,114)        (7,029,037)
                                                     -------------------------------------------------------------------------
Net increase .................................         4,758,859       $  56,770,230             4,452,399      $  52,201,052
                                                     -------------------------------------------------------------------------
CLASS C SHARES:
Shares sold ..................................         4,947,365       $  58,996,055             6,207,687      $  72,731,222
Shares issued in reinvestment of distributions           304,922           3,620,864               540,022          6,278,549
Shares redeemed ..............................        (1,643,117)        (19,582,279)           (3,705,832)       (43,130,646)
                                                     -------------------------------------------------------------------------
Net increase .................................         3,609,170       $  43,034,640             3,041,877      $  35,879,125
                                                     -------------------------------------------------------------------------

3.TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin/Templeton Distributors, Inc. (Distributors), Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, LLC. (Investor Services), and Franklin Templeton Services, LLC. (FT Services), the Fund's principal underwriter, investment manager, transfer agent, and administrative manager, respectively.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

ANNUALIZED
FEE RATE                     MONTH-END NET ASSETS
--------------------------------------------------------------------------------
 .625%                        First $100 million
 .500%                        Over $100 million, up to and including $250 million
 .450%                        Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65% and .65% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the period of $2,840,524 and $206,774, respectively.

The Fund paid transfer agent fees of $1,788,711 of which $1,221,299 was paid to Investor Services.

4. INCOME TAXES

At April 30, 2001, the Fund had tax basis capital losses of $42,455,672 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

2003 .........................................................     $    71,377
2004 .........................................................          99,997
2007 .........................................................         117,620
2008 .........................................................      19,007,810
2009 .........................................................      23,158,868
                                                                   -----------
                                                                   $42,455,672
                                                                   ===========

At October 31, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $6,756,340,044 was as follows:

Unrealized appreciation ......................................      $411,917,445
Unrealized depreciation ......................................      (45,956,385)
                                                                    ------------
Net unrealized appreciation ..................................      $365,961,060
                                                                    ============

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (continued)


4.INCOME TAXES (CONT.)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales and bond discounts and premiums.

5.INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2001 aggregated $494,773,903 and $289,777,050, respectively.

6.DEFAULTED SECURITIES

At October 31, 2001, the Fund held defaulted securities with a value aggregating $706,534. For information as to the specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.

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